UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue,

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 – September 30, 2006

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2006

SHARES			VALUE (000)

COMMON STOCKS - 99.91%
AGRICULTURAL PRODUCTION-CROPS - 0.00%**
2,584		Chiquita Brands International, Inc	$34

		TOTAL AGRICULTURAL PRODUCTION-CROPS	34

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
2,370		Pilgrim’s Pride Corp	65
26		Seaboard Corp	31

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	96

AMUSEMENT AND RECREATION SERVICES - 0.20%
3,321	*	Bally Technologies, Inc	58
2,424	*	Bally Total Fitness Holding Corp	4
1,293	*	Century Casinos, Inc	13
433		Churchill Downs, Inc	18
978		Dover Downs Gaming & Entertainment, Inc	12
967		Dover Motorsports, Inc	5
11,914		Harrah’s Entertainment, Inc	791
2,272		International Speedway Corp (Class A)	113
1,482	*	Lakes Entertainment, Inc	14
1,909	*	Leapfrog Enterprises, Inc	15
1,967	*	Life Time Fitness, Inc	91
3,817	*	Live Nation, Inc	78
3,185	*	Magna Entertainment Corp (Class A)	15
3,301	*	Marvel Entertainment, Inc	80
1,437	*	MTR Gaming Group, Inc	13
1,472	*	Multimedia Games, Inc	13
4,563	*	Penn National Gaming, Inc	167
3,031	*	Pinnacle Entertainment, Inc	85
4,554	*	Six Flags, Inc	24
1,000		Speedway Motorsports, Inc	36
5,856		Warner Music Group Corp	152
4,762		Westwood One, Inc	34
1,562	*	WMS Industries, Inc	46
1,461		World Wrestling Entertainment, Inc	24

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,901

APPAREL AND ACCESSORY STORES - 0.72%
5,601		Abercrombie & Fitch Co (Class A)	389
3,228	*	Aeropostale, Inc	94
7,368		American Eagle Outfitters, Inc	323
4,458	*	AnnTaylor Stores Corp	187
1,533		Bebe Stores, Inc	38
1,896		Brown Shoe Co, Inc	68
500		Buckle, Inc	19
664	*	Cache, Inc	12
3,130	*	Carter’s, Inc	83
2,400	*	Casual Male Retail Group, Inc	33
2,074		Cato Corp (Class A)	45
806	*	Charlotte Russe Holding, Inc	22
7,700	*	Charming Shoppes, Inc	110
11,568	*	Chico’s FAS, Inc	249
1,410	*	Children’s Place Retail Stores, Inc	90
2,493		Christopher & Banks Corp	73
404	*	Citi Trends, Inc	14
6,369		Claire’s Stores, Inc	186
290		DEB Shops, Inc	7
3,000	*	Dress Barn, Inc	66
1,051	*	DSW, Inc	33
2,704		Finish Line, Inc (Class A)	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

10,029		Foot Locker, Inc	$253
34,678		Gap, Inc	657
6,129	*	Hanesbrands, Inc	138
2,222	*	HOT Topic, Inc	25
1,100	*	J Crew Group, Inc	33
1,539	*	Jo-Ann Stores, Inc	26
1,141	*	JOS A Bank Clothiers, Inc	34
21,069	*	Kohl’s Corp	1,368
21,985		Limited Brands, Inc	582
888	*	New York & Co, Inc	12
15,124		Nordstrom, Inc	640
4,702	*	Pacific Sunwear Of California, Inc	71
3,907	*	Payless Shoesource, Inc	97
8,932		Ross Stores, Inc	227
517	*	Shoe Carnival, Inc	13
1,898		Stage Stores, Inc	56
1,200		Talbots, Inc	33
4,270	*	The Wet Seal, Inc	26
2,189	*	Tween Brands, Inc	82
1,345	*	Under Armour, Inc	54
7,238	*	Urban Outfitters, Inc	128

		TOTAL APPAREL AND ACCESSORY STORES	6,730

APPAREL AND OTHER TEXTILE PRODUCTS - 0.19%
762	*	Columbia Sportswear Co	42
1,351	*	Guess ?, Inc	65
2,122	*	Gymboree Corp	90
1,589	*	Hartmarx Corp	11
6,870		Jones Apparel Group, Inc	223
1,658		Kellwood Co	48
6,744		Liz Claiborne, Inc	266
927	*	Maidenform Brands, Inc	18
3,569		Phillips-Van Heusen Corp	149
3,780		Polo Ralph Lauren Corp	244
7,612	*	Quiksilver, Inc	92
836	*	True Religion Apparel, Inc	18
5,673		VF Corp	414
3,191	*	Warnaco Group, Inc	62

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,742

AUTO REPAIR, SERVICES AND PARKING - 0.06%
646	*	Amerco, Inc	48
700		Bandag, Inc	29
1,061		Central Parking Corp	17
1,436	*	Dollar Thrifty Automotive Group, Inc	64
1,073	*	Midas, Inc	22
582		Monro Muffler, Inc	20
3,083	*	PHH Corp	84
4,029		Ryder System, Inc	208
336	*	Standard Parking Corp	11
2,709	*	Wright Express Corp	65

		TOTAL AUTO REPAIR, SERVICES AND PARKING	568

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
6,837		Advance Auto Parts	225
409	*	America’s Car-Mart, Inc	7
1,053		Asbury Automotive Group, Inc	21
9,707	*	Autonation, Inc	203
3,356	*	Autozone, Inc	347
6,845	*	Carmax, Inc	285
4,651	*	Copart, Inc	131
3,233	*	CSK Auto Corp	46
1,061		Lithia Motors, Inc (Class A)	26
1,048	*	MarineMax, Inc	27
7,289	*	O’Reilly Automotive, Inc	242
1,413	*	Rush Enterprises, Inc (Class A)	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,793		Sonic Automotive, Inc	$41
3,620		United Auto Group, Inc	85

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,710

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.90%
967	*	Builders FirstSource, Inc	15
1,294	*	Central Garden & Pet Co	62
8,103		Fastenal Co	313
134,944		Home Depot, Inc	4,894
98,744		Lowe’s Cos, Inc	2,771
7,102		Sherwin-Williams Co	396

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,451

BUSINESS SERVICES - 7.09%
4,013	*	@Road, Inc	23
3,100	*	24/7 Real Media, Inc	26
25,632	*	3Com Corp	113
813	*	3D Systems Corp	15
2,635		Aaron Rents, Inc	61
2,600		ABM Industries, Inc	49
1,806	*	Acacia Research (Acacia Technologies)	20
860	*	Access Integrated Technologies, Inc	8
17,680	*	Activision, Inc	267
3,677	*	Actuate Corp	16
5,089		Acxiom Corp	125
1,377		Administaff, Inc	46
38,222	*	Adobe Systems, Inc	1,431
1,328	*	Advent Software, Inc	48
2,039		Advo, Inc	57
7,216	*	Affiliated Computer Services, Inc (Class A)	374
3,625	*	Agile Software Corp	24
9,967	*	Akamai Technologies, Inc	498
5,254	*	Alliance Data Systems Corp	290
1,445	*	Altiris, Inc	30
1,676	*	American Reprographics Co	54
2,116	*	AMN Healthcare Services, Inc	50
872	*	Ansoft Corp	22
2,094	*	Ansys, Inc	93
4,915	*	aQuantive, Inc	116
2,100		Arbitron, Inc	78
4,191	*	Ariba, Inc	31
7,187	*	Art Technology Group, Inc	18
3,355	*	Aspen Technology, Inc	37
1,058	*	Asset Acceptance Capital Corp	17
1,632	*	Audible, Inc	12
14,753	*	Autodesk, Inc	513
36,620		Automatic Data Processing, Inc	1,734
6,370	*	Avis Budget Group, Inc	117
3,323	*	Avocent Corp	100
631	*	Bankrate, Inc	17
436	*	Barrett Business Services	9
25,131	*	BEA Systems, Inc	382
12,324	*	BearingPoint, Inc	97
7,366	*	BISYS Group, Inc	80
2,836		Blackbaud, Inc	62
1,799	*	Blackboard, Inc	48
623	*	Blue Coat Systems, Inc	11
13,803	*	BMC Software, Inc	376
5,613	*	Borland Software Corp	32
862	*	Bottomline Technologies, Inc	8
2,775		Brady Corp (Class A)	98
3,145		Brink’s Co	167

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

29,251		CA, Inc	$693
2,042	*	CACI International, Inc (Class A)	112
17,820	*	Cadence Design Systems, Inc	302
3,009		Catalina Marketing Corp	83
3,710	*	CBIZ, Inc	27
9,398	*	Ceridian Corp	210
4,020	*	Cerner Corp	183
5,498	*	Checkfree Corp	227
5,400	*	ChoicePoint, Inc	193
5,013	*	Chordiant Software, Inc	15
3,700	*	Ciber, Inc	25
11,754	*	Citrix Systems, Inc	426
2,400	*	Clear Channel Outdoor Holdings, Inc	49
574	*	Click Commerce, Inc	13
32,439	*	CMGI, Inc	34
9,641	*	CNET Networks, Inc	92
1,329	*	Cogent Communications Group, Inc	15
2,800	*	Cogent, Inc	38
2,776		Cognex Corp	70
9,097	*	Cognizant Technology Solutions Corp	674
602		Computer Programs & Systems, Inc	20
10,830	*	Computer Sciences Corp	532
25,157	*	Compuware Corp	196
839	*	COMSYS IT Partners, Inc	14
2,071	*	Concur Technologies, Inc	30
1,794	*	Convera Corp	9
9,200	*	Convergys Corp	190
1,115	*	CoStar Group, Inc	46
2,097	*	Covansys Corp	36
3,076	*	CSG Systems International, Inc	81
1,899	*	Cybersource Corp	22
677	*	DealerTrack Holdings, Inc	15
3,468		Deluxe Corp	59
2,509	*	Dendrite International, Inc	25
2,396	*	Digital Insight Corp	70
2,557	*	Digital River, Inc	131
3,904	*	DST Systems, Inc	241
7,927	*	Earthlink, Inc	58
74,816	*	eBay, Inc	2,122
1,800	*	Echelon Corp	15
2,891	*	Eclipsys Corp	52
1,105	*	eCollege.com, Inc	18
3,097	*	eFunds Corp	75
1,000	*	Electro Rent Corp	17
19,293	*	Electronic Arts, Inc	1,074
33,420		Electronic Data Systems Corp	819
947	*	Emageon, Inc	15
17,215	*	Emdeon Corp	202
3,541	*	Epicor Software Corp	46
857	*	EPIQ Systems, Inc	13
8,047		Equifax, Inc	295
1,853	*	Equinix, Inc	111
1,565	*	eSpeed, Inc (Class A)	15
4,575	*	Evergreen Energy, Inc	48
14,786	*	Expedia, Inc	232
2,622	*	F5 Networks, Inc	141
2,695		Factset Research Systems, Inc	131
4,248		Fair Isaac Corp	155
2,479	*	FalconStor Software, Inc	19
5,972		Fidelity National Information Services, Inc	221
2,707	*	Filenet Corp	94

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

200	*	First Advantage Corp	$4
48,711		First Data Corp	2,046
11,147	*	Fiserv, Inc	525
983	*	Forrester Research, Inc	26
923	*	FTD Group, Inc	14
3,725	*	Gartner, Inc (Class A)	66
1,444	*	Gerber Scientific, Inc	22
3,278	*	Getty Images, Inc	163
1,647		Gevity HR, Inc	38
2,144	*	Global Cash Access, Inc	32
13,364	*	Google, Inc (Class A)	5,371
739	*	H&E Equipment Services, Inc	18
1,500		Healthcare Services Group	38
912		Heartland Payment Systems, Inc	24
1,329	*	Heidrick & Struggles International, Inc	48
1,384	*	Hudson Highland Group, Inc	14
3,542	*	Hypercom Corp	24
3,904	*	Hyperion Solutions Corp	135
947	*	i2 Technologies, Inc	18
448	*	ICT Group, Inc	14
1,449	*	iGate Corp	7
1,500	*	IHS, Inc	48
12,511		IMS Health, Inc	333
1,090	*	Infocrossing, Inc	15
5,959	*	Informatica Corp	81
2,218	*	Infospace, Inc	41
1,967		infoUSA, Inc	16
727	*	Innovative Solutions & Support, Inc	11
696		Integral Systems, Inc	22
2,541	*	Interactive Data Corp	51
1,762	*	Intergraph Corp	76
1,956	*	Internap Network Services Corp	30
2,646	*	Internet Capital Group, Inc	25
2,744	*	Internet Security Systems, Inc	76
529		Interpool, Inc	12
27,952	*	Interpublic Group of Cos, Inc	277
3,184	*	Interwoven, Inc	35
22,438	*	Intuit, Inc	720
1,814	*	inVentiv Health, Inc	58
3,071	*	Ipass, Inc	14
7,238	*	Iron Mountain, Inc	311
5,126		Jack Henry & Associates, Inc	112
1,953	*	JDA Software Group, Inc	30
36,184	*	Juniper Networks, Inc	625
1,087	*	Jupitermedia Corp	9
1,680	*	Kanbay International, Inc	35
2,787	*	Keane, Inc	40
1,200		Kelly Services, Inc (Class A)	33
1,023	*	Kenexa Corp	26
1,774	*	Kforce, Inc	21
2,862	*	Kinetic Concepts, Inc	90
917	*	Knot, Inc	20
2,700	*	Korn/Ferry International	57
2,052	*	Kronos, Inc	70
3,529	*	Labor Ready, Inc	56
5,167	*	Lamar Advertising Co	276
7,959	*	Lawson Software, Inc	58
3,238	*	Lionbridge Technologies	25
511	*	Liquidity Services, Inc	8
1,120	*	LoJack Corp	22
2,311	*	Magma Design Automation, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

2,098	*	Manhattan Associates, Inc	$51
5,653		Manpower, Inc	346
1,171	*	Mantech International Corp (Class A)	39
1,404	*	Mapinfo Corp	18
1,311	*	Marchex, Inc	20
774	*	Marlin Business Services, Inc	16
3,945		Mastercard, Inc	278
10,331	*	McAfee, Inc	253
4,700	*	Mentor Graphics Corp	66
566,291		Microsoft Corp	15,477
648	*	MicroStrategy, Inc	66
2,315	*	Midway Games, Inc	20
5,601		MoneyGram International, Inc	163
7,976	*	Monster Worldwide, Inc	289
4,760	*	Move, Inc	23
6,206	*	MPS Group, Inc	94
1,100	*	MRO Software, Inc	28
6,028	*	NAVTEQ Corp	157
1,879	*	NCO Group, Inc	49
11,741	*	NCR Corp	464
1,262	*	Neoware, Inc	17
1,235	*	Ness Technologies, Inc	16
2,427	*	NetFlix, Inc	55
679	*	Netratings, Inc	10
1,000	*	Netscout Systems, Inc	6
1,732	*	NIC, Inc	9
21,820	*	Novell, Inc	134
8,571	*	Nuance Communications, Inc	70
10,829		Omnicom Group, Inc	1,014
1,673	*	On Assignment, Inc	16
1,415	*	Online Resources Corp	17
1,309	*	Open Solutions, Inc	38
835	*	Opnet Technologies, Inc	11
5,080	*	Opsware, Inc	46
252,949	*	Oracle Corp	4,487
2,281	*	Packeteer, Inc	20
7,453	*	Parametric Technology Corp	130
860	*	PDF Solutions, Inc	9
438		Pegasystems, Inc	4
1,196	*	PeopleSupport, Inc	22
1,107	*	Perficient, Inc	17
5,518	*	Perot Systems Corp (Class A)	76
2,169	*	Phase Forward, Inc	26
1,058	*	Portfolio Recovery Associates, Inc	46
863	*	PRA International	23
4,849	*	Premiere Global Services, Inc	42
2,510	*	Progress Software Corp	65
1,000		QAD, Inc	8
884		Quality Systems, Inc	34
4,302	*	Quest Software, Inc	61
1,505	*	Radiant Systems, Inc	18
1,200	*	Radisys Corp	26
6,912	*	RealNetworks, Inc	73
11,838	*	Red Hat, Inc	250
3,593	*	Redback Networks, Inc	50
781		Renaissance Learning, Inc	11
4,532	*	Rent-A-Center, Inc	133
1,744	*	Rewards Network, Inc	8
3,793		Reynolds & Reynolds Co (Class A)	150
712	*	RightNow Technologies, Inc	11
9,787		Robert Half International, Inc	332

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,431		Rollins, Inc	$30
5,099	*	S1 Corp	24
1,510	*	SafeNet, Inc	27
5,449	*	Salesforce.com, Inc	196
5,900	*	Sapient Corp	32
3,543	*	Secure Computing Corp	22
18,711		ServiceMaster Co	210
639	*	SI International, Inc	20
3,771	*	Sitel Corp	11
1,301	*	Smith Micro Software, Inc	19
1,534	*	Sohu.com, Inc	34
4,123	*	SonicWALL, Inc	45
16,726	*	Sonus Networks, Inc	88
3,912		Sotheby’s Holdings, Inc (Class A)	126
4,207	*	Spherion Corp	30
1,239	*	SPSS, Inc	31
2,484	*	SRA International, Inc (Class A)	75
746		Startek, Inc	9
1,182		Stellent, Inc	13
702	*	Stratasys, Inc	19
221,953	*	Sun Microsystems, Inc	1,103
5,794	*	Sybase, Inc	140
1,700	*	SYKES Enterprises, Inc	35
62,732	*	Symantec Corp	1,335
797	*	SYNNEX Corp	18
9,458	*	Synopsys, Inc	187
403		Syntel, Inc	9
4,650	*	Take-Two Interactive Software, Inc	66
1,034		TAL International Group, Inc	22
879	*	Taleo Corp	9
1,878		Talx Corp	46
2,576	*	TeleTech Holdings, Inc	40
1,161		TheStreet.com, Inc	12
4,249	*	THQ, Inc	124
13,792	*	TIBCO Software, Inc	124
1,534	*	TNS, Inc	23
2,517		Total System Services, Inc	57
1,168	*	TradeStation Group, Inc	18
2,473	*	Transaction Systems Architects, Inc	85
300	*	Travelzoo, Inc	9
2,823	*	Trizetto Group, Inc	43
1,541	*	Ultimate Software Group, Inc	36
22,840	*	Unisys Corp	129
3,701		United Online, Inc	45
4,172	*	United Rentals, Inc	97
1,948	*	Universal Compression Holdings, Inc	104
6,598	*	Valueclick, Inc	122
1,577	*	Vasco Data Security International	16
812	*	Verint Systems, Inc	25
15,786	*	VeriSign, Inc	319
634	*	Vertrue, Inc	25
1,519		Viad Corp	54
1,694	*	Vignette Corp	23
572	*	Volt Information Sciences, Inc	20
34,545		Waste Management, Inc	1,267
2,703	*	WebEx Communications, Inc	106
449	*	WebMD Health Corp	15
3,244	*	webMethods, Inc	25
2,958	*	Websense, Inc	64
1,107	*	WebSideStory, Inc	15
4,910	*	Wind River Systems, Inc	53
2,159	*	Witness Systems, Inc	38
89,612	*	Yahoo!, Inc	2,265

		TOTAL BUSINESS SERVICES	66,556

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

CHEMICALS AND ALLIED PRODUCTS - 9.63%
97,201		Abbott Laboratories	$4,720
1,431	*	Abraxis BioScience, Inc	40
1,098	*	Acadia Pharmaceuticals, Inc	9
200	*	Adams Respiratory Therapeutics, Inc	7
996	*	Adeza Biomedical Corp	16
2,849	*	Adolor Corp	40
525	*	Advanced Magnetics, Inc	18
3,480	*	ADVENTRX Pharmaceuticals, Inc	10
14,251		Air Products & Chemicals, Inc	946
1,600	*	Albany Molecular Research, Inc	15
2,452		Albemarle Corp	133
5,024		Alberto-Culver Co	254
2,114	*	Alexion Pharmaceuticals, Inc	72
5,676	*	Alkermes, Inc	90
2,039	*	Alnylam Pharmaceuticals, Inc	29
2,624		Alpharma, Inc (Class A)	61
2,837	*	American Oriental Bioengineering, Inc	17
928		American Vanguard Corp	13
75,159	*	Amgen, Inc	5,376
1,944	*	Anadys Pharmaceuticals, Inc	6
5,037	*	Andrx Corp	123
1,500		Arch Chemicals, Inc	43
3,078	*	Arena Pharmaceuticals, Inc	37
3,660	*	Array Biopharma, Inc	31
2,452	*	Atherogenics, Inc	32
1,439	*	Auxilium Pharmaceuticals, Inc	15
1,833	*	AVANIR Pharmaceuticals	13
900	*	Aventine Renewable Energy Holdings, Inc	19
6,079		Avery Dennison Corp	366
3,321	*	AVI BioPharma, Inc	12
28,620		Avon Products, Inc	877
780		Balchem Corp	15
6,940	*	Barr Pharmaceuticals, Inc	360
872	*	Bentley Pharmaceuticals, Inc	10
1,474	*	BioCryst Pharmaceuticals, Inc	18
2,648	*	Bioenvision, Inc	15
22,160	*	Biogen Idec, Inc	990
5,486	*	BioMarin Pharmaceuticals, Inc	78
900	*	Bradley Pharmaceuticals, Inc	14
125,172		Bristol-Myers Squibb Co	3,119
3,844		Cabot Corp	143
2,400		Calgon Carbon Corp	11
1,815		Cambrex Corp	38
631	*	Caraco Pharmaceutical Laboratories Ltd	6
4,692		Celanese Corp (Series A)	84
3,105	*	Cell Genesys, Inc	14
3,899	*	Cephalon, Inc	241
3,523		CF Industries Holdings, Inc	60
4,654	*	Charles River Laboratories International, Inc	202
1,163	*	Chattem, Inc	41
15,194		Chemtura Corp	132
4,292		Church & Dwight Co, Inc	168
9,732		Clorox Co	613
1,192	*	Coley Pharmaceutical Group, Inc	14
32,783		Colgate-Palmolive Co	2,036
1,544	*	Combinatorx, Inc	10
2,200	*	Connetics Corp	24
1,751	*	Conor Medsystems, Inc	41
860	*	Cotherix, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

3,622	*	Cubist Pharmaceuticals, Inc	$79
2,618	*	Cypress Bioscience, Inc	19
2,754		Cytec Industries, Inc	153
1,702	*	Cytokinetics, Inc	11
5,659		Dade Behring Holdings, Inc	227
4,015	*	Dendreon Corp	18
1,130	*	Digene Corp	49
61,197		Dow Chemical Co	2,385
58,585		Du Pont (E.I.) de Nemours & Co	2,510
3,494	*	Durect Corp	14
5,082		Eastman Chemical Co	275
11,655		Ecolab, Inc	499
62,594		Eli Lilly & Co	3,568
1,704	*	Elizabeth Arden, Inc	28
1,484	*	Emisphere Technologies, Inc	13
4,500	*	Encysive Pharmaceuticals, Inc	19
3,094	*	Enzon Pharmaceuticals, Inc	26
8,026		Estee Lauder Cos (Class A)	324
2,913		Ferro Corp	52
2,528		FMC Corp	162
21,008	*	Forest Laboratories, Inc	1,063
29,739	*	Genentech, Inc	2,459
1,612	*	Genitope Corp	5
8,696	*	Genta, Inc	7
16,791	*	Genzyme Corp	1,133
2,274		Georgia Gulf Corp	62
4,250	*	Geron Corp	27
28,935	*	Gilead Sciences, Inc	1,988
818	*	GTx, Inc	8
3,285		H.B. Fuller Co	77
1,828	*	Hana Biosciences, Inc	13
7,598	*	Hercules, Inc	120
517	*	Hi-Tech Pharmacal Co, Inc	7
9,893	*	Hospira, Inc	379
8,974	*	Human Genome Sciences, Inc	104
5,464	*	Huntsman Corp	99
861	*	Idenix Pharmaceuticals, Inc	8
1,922	*	Idexx Laboratories, Inc	175
4,629	*	ImClone Systems, Inc	131
4,347	*	Immucor, Inc	97
3,006	*	Indevus Pharmaceuticals, Inc	18
730		Innospec, Inc	22
236		Inter Parfums, Inc	4
1,694	*	InterMune, Inc	28
5,869		International Flavors & Fragrances, Inc	232
1,794	*	Inverness Medical Innovations, Inc	62
3,327	*	Invitrogen Corp	211
1,504	*	Keryx Biopharmaceuticals, Inc	18
15,613	*	King Pharmaceuticals, Inc	266
650		Koppers Holdings, Inc	12
1,185	*	Kos Pharmaceuticals, Inc	59
358		Kronos Worldwide, Inc	10
2,481	*	KV Pharmaceutical Co (Class A)	59
4,300		Lubrizol Corp	197
13,216		Lyondell Chemical Co	335
1,876		MacDermid, Inc	61
987		Mannatech, Inc	17
1,441	*	MannKind Corp	27
2,109	*	Martek Biosciences Corp	45
7,861	*	Medarex, Inc	84
3,315	*	Medicines Co	75

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

3,736		Medicis Pharmaceutical Corp (Class A)	$121
747	*	Medifast, Inc	6
15,691	*	Medimmune, Inc	458
139,209		Merck & Co, Inc	5,833
1,096		Meridian Bioscience, Inc	26
1,372	*	Metabasis Therapeutics, Inc	8
4,800	*	MGI Pharma, Inc	83
20,319	*	Millennium Pharmaceuticals, Inc	202
1,070		Minerals Technologies, Inc	57
1,402	*	Momenta Pharmaceuticals, Inc	19
34,476		Monsanto Co	1,621
8,391	*	Mosaic Co	142
13,533		Mylan Laboratories, Inc	272
2,738	*	Myogen, Inc	96
4,000	*	Nabi Biopharmaceuticals	23
6,850	*	Nalco Holding Co	127
1,189	*	Nastech Pharmaceutical Co, Inc	18
3,790	*	NBTY, Inc	111
2,526	*	Neurocrine Biosciences, Inc	27
838	*	New River Pharmaceuticals, Inc	22
1,115		NewMarket Corp	65
964		NL Industries, Inc	10
1,322	*	Northfield Laboratories, Inc	19
3,944	*	Novavax, Inc	15
1,495	*	Noven Pharmaceuticals, Inc	36
2,588	*	NPS Pharmaceuticals, Inc	10
3,169	*	Nuvelo, Inc	58
4,620		Olin Corp	71
1,900	*	OM Group, Inc	83
2,655	*	Omnova Solutions, Inc	11
2,409	*	Onyx Pharmaceuticals, Inc	42
2,901	*	OraSure Technologies, Inc	23
3,810	*	OSI Pharmaceuticals, Inc	143
1,393	*	Pacific Ethanol, Inc	20
1,792	*	Pain Therapeutics, Inc	15
3,203	*	Panacos Pharmaceuticals, Inc	16
2,340	*	Par Pharmaceutical Cos, Inc	43
1,703	*	Parexel International Corp	56
812	*	Parlux Fragrances, Inc	4
7,345	*	PDL BioPharma, Inc	141
1,492	*	Penwest Pharmaceuticals Co	25
11,078	*	Peregrine Pharmaceuticals, Inc	14
5,365		Perrigo Co	91
1,182	*	PetMed Express, Inc	12
467,782		Pfizer, Inc	13,266
1,639	*	Pharmion Corp	35
752	*	Pioneer Cos, Inc	18
6,365	*	PolyOne Corp	53
1,425	*	Pozen, Inc	18
10,681		PPG Industries, Inc	716
20,456		Praxair, Inc	1,210
1,891	*	Prestige Brands Holdings, Inc	21
209,792		Procter & Gamble Co	13,003
1,419	*	Progenics Pharmaceuticals, Inc	33
1,976	*	Quidel Corp	28
1,297	*	Renovis, Inc	18
11,215	*	Revlon, Inc (Class A)	13
1,957	*	Rockwood Holdings, Inc	39
10,198		Rohm & Haas Co	483
7,884		RPM International, Inc	150
2,502	*	Salix Pharmaceuticals Ltd	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

2,916	*	Santarus, Inc	$22
94,106		Schering-Plough Corp	2,079
1,824	*	Sciele Pharma, Inc	34
2,971		Scotts Miracle-Gro Co (Class A)	132
3,076		Sensient Technologies Corp	60
7,046	*	Sepracor, Inc	341
4,122		Sigma-Aldrich Corp	312
2,535	*	Sirna Therapeutics, Inc	14
1,502	*	Solexa, Inc	13
500		Stepan Co	15
3,078	*	SuperGen, Inc	14
900	*	SurModics, Inc	32
1,732	*	Tanox, Inc	20
2,786		Tronox, Inc	36
3,302		UAP Holding Corp	71
1,527	*	United Therapeutics Corp	80
594	*	USANA Health Sciences, Inc	26
5,847		USEC, Inc	56
5,951		Valeant Pharmaceuticals International	118
6,561		Valspar Corp	175
5,212	*	VCA Antech, Inc	188
7,113	*	Vertex Pharmaceuticals, Inc	239
4,346	*	Viropharma, Inc	53
425	*	Visicu, Inc	4
6,559	*	Watson Pharmaceuticals, Inc	172
893		Westlake Chemical Corp	29
4,714	*	WR Grace & Co	63
85,965		Wyeth	4,370
1,060	*	Xenoport, Inc	22
2,399	*	Zymogenetics, Inc	40

		TOTAL CHEMICALS AND ALLIED PRODUCTS	90,441

COAL MINING - 0.16%
3,350	*	Alpha Natural Resources, Inc	53
9,116		Arch Coal, Inc	263
11,616		Consol Energy, Inc	369
7,316	*	International Coal Group, Inc	31
879	*	James River Coal Co	9
5,174		Massey Energy Co	108
16,980		Peabody Energy Corp	625
1,148		Penn Virginia Corp	73
431	*	Westmoreland Coal Co	8

		TOTAL COAL MINING	1,539

COMMUNICATIONS - 4.76%
2,743		Alaska Communications Systems Group, Inc	36
24,700		Alltel Corp	1,371
26,811	*	American Tower Corp (Class A)	979
2,198		Anixter International, Inc	124
247,750		AT&T, Inc	8,067
356		Atlantic Tele-Network, Inc	6
1,206	*	Audiovox Corp (Class A)	17
29,737	*	Avaya, Inc	340
115,203		BellSouth Corp	4,925
2,522	*	Brightpoint, Inc	36
13,439		Cablevision Systems Corp (Class A)	305
1,055	*	Cbeyond Communications, Inc	29
1,478		Centennial Communications Corp	8
7,562		CenturyTel, Inc	300
25,044	*	Charter Communications, Inc (Class A)	38
16,520	*	Cincinnati Bell, Inc	80
2,418		Citadel Broadcasting Corp	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

20,972		Citizens Communications Co	$294
31,938		Clear Channel Communications, Inc	921
124,096	*	Comcast Corp (Class A)	4,573
1,582		Commonwealth Telephone Enterprises, Inc	65
1,530		Consolidated Communications Holdings, Inc	29
18,769	*	Covad Communications Group, Inc	28
2,938	*	Cox Radio, Inc (Class A)	45
13,950	*	Crown Castle International Corp	492
1,802	*	Crown Media Holdings, Inc (Class A)	8
1,200		CT Communications, Inc	26
862	*	CTC Media, Inc	19
3,424	*	Cumulus Media, Inc (Class A)	33
51,906	*	DIRECTV Group, Inc	1,021
9,292	*	Dobson Communications Corp (Class A)	65
13,281	*	EchoStar Communications Corp (Class A)	435
9,310		Embarq Corp	450
2,106	*	Emmis Communications Corp (Class A)	26
2,180		Entercom Communications Corp	55
5,154	*	Entravision Communications Corp (Class A)	38
575	*	Eschelon Telecom, Inc	10
1,820		Fairpoint Communications, Inc	32
3,521	*	FiberTower Corp	33
354	*	Fisher Communications, Inc	15
9,435	*	Foundry Networks, Inc	124
3,022	*	General Communication, Inc (Class A)	37
4,248		Global Payments, Inc	187
1,459		Golden Telecom, Inc	44
3,118		Gray Television, Inc	20
2,115		Hearst-Argyle Television, Inc	49
11,619	*	IAC/InterActiveCorp	334
3,749	*	IDT Corp (Class B)	54
1,065	*	InPhonic, Inc	8
1,874		Iowa Telecommunications Services, Inc	37
1,069	*	iPCS, Inc	57
3,186	*	j2 Global Communications, Inc	87
2,836	*	Leap Wireless International, Inc	138
76,817	*	Level 3 Communications, Inc	411
29,646	*	Liberty Global, Inc	763
8,880	*	Liberty Media Holding Corp (Capital)	742
45,281	*	Liberty Media Holding Corp (Interactive)	923
1,755	*	Lightbridge, Inc	21
1,798	*	Lin TV Corp (Class A)	14
767	*	Lodgenet Entertainment Corp	14
2,626	*	Mastec, Inc	29
4,583	*	Mediacom Communications Corp	33
4,025	*	NeuStar, Inc	111
8,710	*	NII Holdings, Inc (Class B)	541
1,200		North Pittsburgh Systems, Inc	30
1,922	*	Novatel Wireless, Inc	18
940	*	NTELOS Holdings Corp	12
3,540	*	Pegasus Wireless Corp	2
101,946	*	Qwest Communications International, Inc	889
5,650	*	Radio One, Inc (Class D)	35
1,881	*	RCN Corp	53
695		Salem Communications Corp (Class A)	8
2,129	*	SAVVIS, Inc	61
6,600	*	SBA Communications Corp	161
468		Shenandoah Telecom Co	20
3,111		Sinclair Broadcast Group, Inc (Class A)	24
2,599	*	Spanish Broadcasting System, Inc (Class A)	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

184,550		Sprint Nextel Corp	$3,165
956		SureWest Communications	19
1,160	*	Syniverse Holdings, Inc	17
1,652	*	Talk America Holdings, Inc	16
7,023		Telephone & Data Systems, Inc	296
1,962	*	Terremark Worldwide, Inc	11
4,990	*	TiVo, Inc	38
13,887	*	Univision Communications, Inc (Class A)	477
1,032	*	US Cellular Corp	62
1,642		USA Mobility, Inc	38
186,377		Verizon Communications, Inc	6,920
40,413	*	Viacom, Inc	1,503
1,993	*	Vonage Holdings Corp	14
1,932	*	West Corp	93
27,536		Windstream Corp	363
3,292	*	Wireless Facilities, Inc	7
16,496	*	XM Satellite Radio Holdings, Inc	213

		TOTAL COMMUNICATIONS	44,751

DEPOSITORY INSTITUTIONS - 10.41%
1,117		1st Source Corp	33
458		Abington Community Bancorp, Inc	7
626	*	ACE Cash Express, Inc	19
922		Alabama National Bancorp	63
1,700		Amcore Financial, Inc	51
678		AmericanWest Bancorp	14
853		Ameris Bancorp	23
21,825		AmSouth Bancorp	634
1,536		Anchor Bancorp Wisconsin, Inc	44
721		Arrow Financial Corp	18
8,520		Associated Banc-Corp	277
5,993		Astoria Financial Corp	185
520		Bancfirst Corp	24
586	*	Bancorp, Inc	15
5,040		Bancorpsouth, Inc	140
500		BancTrust Financial Group, Inc	14
4,488		Bank Mutual Corp	54
291,012		Bank of America Corp	15,590
1,250		Bank of Granite Corp	22
3,393		Bank of Hawaii Corp	163
48,418		Bank of New York Co, Inc	1,707
638		Bank of the Ozarks, Inc	22
2,977		BankAtlantic Bancorp, Inc (Class A)	42
1,599		BankFinancial Corp	28
2,017		BankUnited Financial Corp (Class A)	53
777		Banner Corp	32
34,732		BB&T Corp	1,521
550		Berkshire Hills Bancorp, Inc	20
1,600	*	BFC Financial Corp	9
1,341		BOK Financial Corp	71
2,260		Boston Private Financial Holdings, Inc	63
3,927		Brookline Bancorp, Inc	54
514		Cadence Financial Corp	10
580		Camden National Corp	23
831		Capital City Bank Group, Inc	26
599		Capital Corp of the West	19
828		Capitol Bancorp Ltd	37
1,324		Capitol Federal Financial	47
1,590		Cardinal Financial Corp	17
1,441		Cascade Bancorp	54
363		Cass Information Systems, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

3,316		Cathay General Bancorp	$120
3,800	*	Centennial Bank Holdings, Inc	37
622		Center Financial Corp	15
565		Centerstate Banks of Florida, Inc	11
1,887		Central Pacific Financial Corp	69
285		Charter Financial Corp	11
1,722		Chemical Financial Corp	51
3,197		Chittenden Corp	92
317,791		Citigroup, Inc	15,785
2,860		Citizens Banking Corp	75
553		Citizens First Bancorp, Inc	14
550		City Bank	26
1,123		City Holding Co	45
2,626		City National Corp	176
875		Clifton Savings Bancorp, Inc	10
1,161		Coastal Financial Corp	15
675		CoBiz, Inc	15
9,930		Colonial Bancgroup, Inc	243
633		Columbia Bancorp	16
1,059		Columbia Banking System, Inc	34
10,473		Comerica, Inc	596
11,912		Commerce Bancorp, Inc	437
4,004		Commerce Bancshares, Inc	202
2,989		Commercial Capital Bancorp, Inc	48
345	*	Community Bancorp	11
326		Community Bancorp, Inc	13
2,024		Community Bank System, Inc	45
1,549		Community Banks, Inc	42
1,003		Community Trust Bancorp, Inc	38
8,046		Compass Bancshares, Inc	458
2,340		Corus Bankshares, Inc	52
3,532		Cullen/Frost Bankers, Inc	204
4,026		CVB Financial Corp	59
1,609		Dime Community Bancshares	24
639	*	Dollar Financial Corp	14
1,361		Downey Financial Corp	91
3,926		East West Bancorp, Inc	156
512		Enterprise Financial Services Corp	16
2,103	*	Euronet Worldwide, Inc	52
447		Farmers Capital Bank Corp	15
1,729		Fidelity Bankshares, Inc	67
30,284		Fifth Third Bancorp	1,153
720		First Bancorp	15
4,676		First Bancorp	52
900		First Busey Corp (Class A)	20
2,100		First Charter Corp	51
429		First Citizens Bancshares, Inc (Class A)	82
4,700		First Commonwealth Financial Corp	61
1,247		First Community Bancorp, Inc	70
680		First Community Bancshares, Inc	23
2,359		First Financial Bancorp	38
1,332		First Financial Bankshares, Inc	51
903		First Financial Corp	29
600		First Financial Holdings, Inc	21
8,055		First Horizon National Corp	306
915		First Indiana Corp	24
1,238		First Merchants Corp	29
3,362		First Midwest Bancorp, Inc	127
7,184		First Niagara Financial Group, Inc	105
987		First Place Financial Corp	22
486	*	First Regional Bancorp	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,356		First Republic Bank	$58
504		First South Bancorp, Inc	15
998		First State Bancorporation	26
1,077	*	FirstFed Financial Corp	61
5,102		FirstMerit Corp	118
912		Flag Financial Corp	23
1,967		Flagstar Bancorp, Inc	29
1,105		Flushing Financial Corp	19
3,778		FNB Corp	63
419		FNB Corp	15
1,364	*	Franklin Bank Corp	27
4,200		Fremont General Corp	59
2,394		Frontier Financial Corp	62
11,161		Fulton Financial Corp	181
872		GB&T Bancshares, Inc	18
2,312		Glacier Bancorp, Inc	79
16,861		Golden West Financial Corp	1,303
699		Great Southern Bancorp, Inc	20
3,069		Greater Bay Bancorp	87
437		Greene County Bancshares, Inc	16
1,711		Hancock Holding Co	92
2,620		Hanmi Financial Corp	51
1,257		Harbor Florida Bancshares, Inc	56
1,911		Harleysville National Corp	38
928		Heartland Financial USA, Inc	24
803		Heritage Commerce Corp	19
707		Horizon Financial Corp	21
37,381		Hudson City Bancorp, Inc	495
15,800		Huntington Bancshares, Inc	378
632		IBERIABANK Corp	39
938		Independent Bank Corp	31
1,683		Independent Bank Corp	41
4,091		IndyMac Bancorp, Inc	168
1,040		Integra Bank Corp	26
924		Interchange Financial Services Corp	21
2,996		International Bancshares Corp	89
309	*	Intervest Bancshares Corp	13
3,434	*	Investors Bancorp, Inc	52
4,126		Investors Financial Services Corp	178
1,234		Irwin Financial Corp	24
323		ITLA Capital Corp	17
221,515		JPMorgan Chase & Co	10,402
1,441		Kearny Financial Corp	22
25,669		Keycorp	961
2,198		KNBT Bancorp, Inc	35
977		Lakeland Bancorp, Inc	14
734		Lakeland Financial Corp	17
4,703		M&T Bank Corp	564
957		Macatawa Bank Corp	22
2,162		MAF Bancorp, Inc	89
697		MainSource Financial Group, Inc	12
15,734		Marshall & Ilsley Corp	758
1,960		MB Financial, Inc	72
977		MBT Financial Corp	14
26,669		Mellon Financial Corp	1,043
548		Mercantile Bank Corp	22
7,938		Mercantile Bankshares Corp	288
453		MetroCorp Bancshares, Inc	10
1,600		Mid-State Bancshares	44
1,081		Midwest Banc Holdings, Inc	26
1,144		Nara Bancorp, Inc	21
206		NASB Financial, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

36,319		National City Corp	$1,329
3,106		National Penn Bancshares, Inc	61
2,152		NBT Bancorp, Inc	50
3,099	*	Net 1 UEPS Technologies, Inc	71
3,228		NetBank, Inc	20
18,040		New York Community Bancorp, Inc	295
7,703		NewAlliance Bancshares, Inc	113
30,000		North Fork Bancorporation, Inc	859
558	*	Northern Empire Bancshares	16
14,060		Northern Trust Corp	822
1,341		Northwest Bancorp, Inc	34
486		OceanFirst Financial Corp	10
4,701		Old National Bancorp	90
1,064		Old Second Bancorp, Inc	32
853		Omega Financial Corp	26
1,295		Oriental Financial Group, Inc	15
3,244		Pacific Capital Bancorp	87
688		Park National Corp	69
3,379		Partners Trust Financial Group, Inc	36
762		Pennfed Financial Services, Inc	13
595		Peoples Bancorp, Inc	17
3,916		People’s Bank	155
1,580		PFF Bancorp, Inc	59
986	*	Pinnacle Financial Partners, Inc	35
747		Placer Sierra Bancshares	17
18,664		PNC Financial Services Group, Inc	1,352
18,081		Popular, Inc	351
283		Preferred Bank	17
937		Premierwest Bancorp	15
1,141		PrivateBancorp, Inc	52
1,637		Prosperity Bancshares, Inc	56
2,140		Provident Bankshares Corp	79
4,684		Provident Financial Services, Inc	87
2,753		Provident New York Bancorp	38
1,974		R & G Financial Corp (Class B)	15
28,994		Regions Financial Corp	1,067
769		Renasant Corp	22
5,382		Republic Bancorp, Inc	72
584		Republic Bancorp, Inc (Class A)	12
598		Rockville Financial, Inc	9
303		Royal Bancshares of Pennsylvania (Class A)	8
1,811		S&T Bancorp, Inc	59
846		S.Y. Bancorp, Inc	25
1,000		Sandy Spring Bancorp, Inc	35
357		Santander BanCorp	7
577		SCBT Financial Corp	22
740		Seacoast Banking Corp of Florida	22
938		Security Bank Corp	21
549		Shore Bancshares, Inc	16
370		Sierra Bancorp	12
1,893	*	Signature Bank	59
1,066		Simmons First National Corp (Class A)	31
6,530		Sky Financial Group, Inc	163
502		Smithtown Bancorp, Inc	14
4,761		South Financial Group, Inc	124
687		Southside Bancshares, Inc	18
740		Southwest Bancorp, Inc	19
23,506		Sovereign Bancorp, Inc	506
672		State National Bancshares, Inc	26
21,137		State Street Corp	1,319
1,199		Sterling Bancorp	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

2,600		Sterling Bancshares, Inc	$53
1,778		Sterling Financial Corp	39
2,355		Sterling Financial Corp	76
701		Suffolk Bancorp	22
689		Summit Bancshares, Inc	19
558	*	Sun Bancorp, Inc	11
23,143		SunTrust Banks, Inc	1,788
943	*	Superior Bancorp	11
3,131		Susquehanna Bancshares, Inc	77
2,287	*	SVB Financial Group	102
17,015		Synovus Financial Corp	500
300		Taylor Capital Group, Inc	9
8,692		TCF Financial Corp	229
6,502		TD Banknorth, Inc	188
1,482	*	Texas Capital Bancshares, Inc	28
2,864		Texas Regional Bancshares, Inc (Class A)	110
593		Texas United Bancshares, Inc	19
1,372		TierOne Corp	46
709		Tompkins Trustco, Inc	32
726		Trico Bancshares	18
5,202		Trustco Bank Corp NY	56
2,902		Trustmark Corp	91
6,278		UCBH Holdings, Inc	109
2,088		UMB Financial Corp	76
3,609		Umpqua Holdings Corp	103
543		Union Bankshares Corp	24
3,334		UnionBanCal Corp	203
2,534		United Bankshares, Inc	94
2,128		United Community Banks, Inc	64
1,981		United Community Financial Corp	24
460		United Security Bancshares	10
792		Univest Corp of Pennsylvania	23
113,354		US Bancorp	3,766
1,110		USB Holding Co, Inc	24
7,403		Valley National Bancorp	189
526		Vineyard National Bancorp	13
753	*	Virginia Commerce Bancorp	17
786		Virginia Financial Group, Inc	21
7,937		W Holding Co, Inc	47
102,492		Wachovia Corp	5,719
5,275		Washington Federal, Inc	118
61,134		Washington Mutual, Inc	2,657
881		Washington Trust Bancorp, Inc	23
681	*	Wauwatosa Holdings, Inc	12
3,232		Webster Financial Corp	152
214,210		Wells Fargo & Co	7,750
1,534		WesBanco, Inc	45
1,323		West Bancorporation, Inc	22
977		West Coast Bancorp	30
2,016		Westamerica Bancorporation	102
850	*	Western Alliance Bancorp	28
358		Westfield Financial, Inc	11
4,160		Whitney Holding Corp	149
961		Willow Grove Bancorp, Inc	15
4,525		Wilmington Trust Corp	201
980		Wilshire Bancorp, Inc	19
1,580		Wintrust Financial Corp	79
320		WSFS Financial Corp	20
558		Yardville National Bancorp	20
6,629		Zions Bancorporation	529

		TOTAL DEPOSITORY INSTITUTIONS	97,786

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

EATING AND DRINKING PLACES - 0.96%
1,322	*	AFC Enterprises	$19
4,987		Applebees International, Inc	107
7,274		Aramark Corp (Class B)	239
758	*	BJ’s Restaurants, Inc	17
2,400		Bob Evans Farms, Inc	73
5,563		Brinker International, Inc	223
395	*	Buffalo Wild Wings, Inc	15
1,314	*	California Pizza Kitchen, Inc	39
1,992		CBRL Group, Inc	81
2,362	*	CEC Entertainment, Inc	74
514	*	Chipotle Mexican Grill, Inc	25
3,658		CKE Restaurants, Inc	61
2,170	*	Cosi, Inc	12
9,630		Darden Restaurants, Inc	409
6,036	*	Denny’s Corp	21
2,437		Domino’s Pizza, Inc	63
1,384		IHOP Corp	64
2,392	*	Jack in the Box, Inc	125
3,561	*	Krispy Kreme Doughnuts, Inc	29
1,203		Landry’s Restaurants, Inc	36
1,188		Lone Star Steakhouse & Saloon, Inc	33
1,554	*	Luby’s, Inc	15
528	*	McCormick & Schmick’s Seafood Restaurants, Inc	12
79,340		McDonald’s Corp	3,104
654	*	Morton’s Restaurant Group, Inc	10
1,720	*	O’Charleys, Inc	33
4,319		OSI Restaurant Partners, Inc	137
1,450	*	Papa John’s International, Inc	52
1,702	*	PF Chang’s China Bistro, Inc	59
2,362	*	Rare Hospitality International, Inc	72
957	*	Red Robin Gourmet Burgers, Inc	44
3,600		Ruby Tuesday, Inc	101
800	*	Ruth’s Chris Steak House, Inc	15
2,829	*	Ryan’s Restaurant Group, Inc	45
5,411	*	Sonic Corp	122
48,807	*	Starbucks Corp	1,662
3,384	*	Texas Roadhouse, Inc (Class A)	42
5,201	*	The Cheesecake Factory, Inc	141
1,689	*	The Steak N Shake Co	29
1,949		Tim Hortons, Inc	51
3,982		Triarc Cos (Class B)	60
7,520		Wendy’s International, Inc	504
17,525		Yum! Brands, Inc	912

		TOTAL EATING AND DRINKING PLACES	8,987

EDUCATIONAL SERVICES - 0.12%
8,774	*	Apollo Group, Inc (Class A)	432
6,314	*	Career Education Corp	142
5,717	*	Corinthian Colleges, Inc	62
4,016	*	DeVry, Inc	85
1,214	*	Educate, Inc	10
2,770	*	ITT Educational Services, Inc	184
2,632	*	Laureate Education, Inc	126
968		Strayer Education, Inc	104
1,448	*	Universal Technical Institute, Inc	26

		TOTAL EDUCATIONAL SERVICES	1,171

ELECTRIC, GAS, AND SANITARY SERVICES - 4.07%
41,822	*	AES Corp	853
4,796		AGL Resources, Inc	175
10,338	*	Allegheny Energy, Inc	415
1,693		Allete, Inc	74

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

7,323		Alliant Energy Corp	$262
15,781	*	Allied Waste Industries, Inc	178
12,827		Ameren Corp	677
822		American Ecology Corp	16
24,825		American Electric Power Co, Inc	903
1,100		American States Water Co	42
8,093		Aqua America, Inc	178
24,847	*	Aquila, Inc	108
5,341		Atmos Energy Corp	152
3,100		Avista Corp	73
2,253		Black Hills Corp	76
1,013		California Water Service Group	37
770		Cascade Natural Gas Corp	20
1,195	*	Casella Waste Systems, Inc (Class A)	12
20,446		Centerpoint Energy, Inc	293
1,063		CH Energy Group, Inc	55
1,104	*	Clean Harbors, Inc	48
3,305		Cleco Corp	83
13,685	*	CMS Energy Corp	198
15,657		Consolidated Edison, Inc	723
11,552		Constellation Energy Group, Inc	684
7,381	*	Covanta Holding Corp	159
568		Crosstex Energy, Inc	51
22,225		Dominion Resources, Inc	1,700
7,914		DPL, Inc	215
11,108		DTE Energy Co	461
78,876		Duke Energy Corp	2,382
5,233		Duquesne Light Holdings, Inc	103
24,110	*	Dynegy, Inc (Class A)	134
20,998		Edison International	874
42,504		El Paso Corp	580
2,788	*	El Paso Electric Co	62
1,913		Empire District Electric Co	43
4,652		Energen Corp	195
9,504		Energy East Corp	225
453		EnergySouth, Inc	15
13,210		Entergy Corp	1,033
42,491		Exelon Corp	2,572
20,962		FirstEnergy Corp	1,171
25,755		FPL Group, Inc	1,159
4,858		Great Plains Energy, Inc	151
5,200		Hawaiian Electric Industries, Inc	141
2,843		Idacorp, Inc	107
914		ITC Holdings Corp	29
11,065		KeySpan Corp	455
6,767		Kinder Morgan, Inc	710
1,400		Laclede Group, Inc	45
419		Markwest Hydrocarbon, Inc	12
11,775		MDU Resources Group, Inc	263
1,512		Metal Management, Inc	42
1,200		MGE Energy, Inc	39
19,416	*	Mirant Corp	530
5,518		National Fuel Gas Co	201
1,850		New Jersey Resources Corp	91
2,750		Nicor, Inc	118
17,372		NiSource, Inc	378
9,900		Northeast Utilities	230
1,750		Northwest Natural Gas Co	69
2,408		NorthWestern Corp	84
8,755	*	NRG Energy, Inc	397
6,921		NSTAR	231
5,851		OGE Energy Corp	211
7,361		Oneok, Inc	278

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

469		Ormat Technologies, Inc	$15
1,956		Otter Tail Corp	57
2,462		Peoples Energy Corp	100
12,472		Pepco Holdings, Inc	301
22,498		PG&E Corp	937
591	*	Pico Holdings, Inc	19
4,809		Piedmont Natural Gas Co, Inc	122
1,025	*	Pike Electric Corp	15
6,239		Pinnacle West Capital Corp	281
3,483	*	Plug Power, Inc	14
4,199		PNM Resources, Inc	116
1,726		Portland General Electric Co	42
24,198		PPL Corp	796
16,208		Progress Energy, Inc	736
5,000	v*	Progress Energy, Inc	—	^
16,208		Public Service Enterprise Group, Inc	992
7,154		Puget Energy, Inc	163
5,509		Questar Corp	450
19,500	*	Reliant Energy, Inc	240
7,270		Republic Services, Inc	292
1,126		Resource America, Inc (Class A)	23
7,275		SCANA Corp	293
16,443		Sempra Energy	826
12,547	*	Sierra Pacific Resources	180
1,020		SJW Corp	31
1,884		South Jersey Industries, Inc	56
47,130		Southern Co	1,624
6,440		Southern Union Co	170
2,572		Southwest Gas Corp	86
1,025		Southwest Water Co	13
2,854	*	Stericycle, Inc	199
3,976		Synagro Technologies, Inc	17
13,485		TECO Energy, Inc	211
29,147		TXU Corp	1,822
6,965		UGI Corp	170
1,633		UIL Holdings Corp	61
2,373		Unisource Energy Corp	79
4,904		Vectren Corp	132
2,633	*	Waste Connections, Inc	100
499		Waste Industries USA, Inc	14
1,458	*	Waste Services, Inc	13
5,625		Westar Energy, Inc	132
3,300		WGL Holdings, Inc	103
38,193		Williams Cos, Inc	912
7,578		Wisconsin Energy Corp	327
2,680		WPS Resources Corp	133
26,149		Xcel Energy, Inc	540

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	38,236

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.00%
1,556	*	Actel Corp	24
3,000		Acuity Brands, Inc	136
7,209	*	Adaptec, Inc	32
7,316	*	ADC Telecommunications, Inc	110
4,420		Adtran, Inc	105
2,343	*	Advanced Analogic Technologies, Inc	13
2,251	*	Advanced Energy Industries, Inc	38
30,601	*	Advanced Micro Devices, Inc	760
4,300	*	Aeroflex, Inc	44
10,899	*	Agere Systems, Inc	163
22,750	*	Altera Corp	418
10,928		American Power Conversion Corp	240

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,695	*	American Superconductor Corp	$16
4,556		Ametek, Inc	198
2,968	*	AMIS Holdings, Inc	28
6,298	*	Amkor Technology, Inc	32
5,827		Amphenol Corp (Class A)	361
3,097	*	Anadigics, Inc	22
22,873		Analog Devices, Inc	672
10,546	*	Andrew Corp	97
19,510	*	Applied Micro Circuits Corp	56
6,887	*	Arris Group, Inc	79
3,325	*	Atheros Communications, Inc	60
27,704	*	Atmel Corp	167
2,512	*	ATMI, Inc	73
2,604	*	Avanex Corp	5
8,282	*	Avnet, Inc	162
3,547		AVX Corp	63
2,164		Baldor Electric Co	67
674		Bel Fuse, Inc (Class B)	22
4,279	*	Benchmark Electronics, Inc	115
3,618	*	Bookham, Inc	12
28,853	*	Broadcom Corp (Class A)	875
4,435	*	Broadwing Corp	56
16,312	*	Brocade Communications Systems, Inc	115
1,448	*	CalAmp Corp	9
6,761	*	Capstone Turbine Corp	10
1,332	*	Carrier Access Corp	9
2,989	*	C-COR, Inc	26
1,663	*	Ceradyne, Inc	68
2,612	*	Checkpoint Systems, Inc	43
1,792	*	China BAK Battery, Inc	12
5,374	*	Ciena Corp	146
389,040	*	Cisco Systems, Inc	8,948
908	*	Color Kinetics, Inc	15
1,458	*	Comtech Telecommunications Corp	49
12,890	*	Comverse Technology, Inc	276
32,205	*	Conexant Systems, Inc	64
457	*	CPI International, Inc	6
5,056	*	Cree, Inc	102
2,100		CTS Corp	29
1,000		Cubic Corp	20
8,969	*	Cypress Semiconductor Corp	159
1,281	*	Diodes, Inc	55
633	*	Directed Electronics, Inc	10
2,576	*	Ditech Networks, Inc	20
2,248	*	Dolby Laboratories, Inc (Class A)	45
1,958	*	DSP Group, Inc	45
1,168	*	DTS, Inc	25
2,000	*	Electro Scientific Industries, Inc	41
2,542	*	Emcore Corp	15
26,167		Emerson Electric Co	2,194
956	*	EMS Technologies, Inc	18
3,940	*	Energizer Holdings, Inc	284
2,523	*	Energy Conversion Devices, Inc	93
3,062	*	EnerSys	49
4,298	*	Evergreen Solar, Inc	36
2,444	*	Exar Corp	32
7,886	*	Fairchild Semiconductor International, Inc	147
14,527	*	Finisar Corp	53
1,486		Franklin Electric Co, Inc	79
26,157	*	Freescale Semiconductor, Inc (Class B)	994
2,934	*	FuelCell Energy, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

15,290	*	Gemstar-TV Guide International, Inc	$51
1,540	*	Genlyte Group, Inc	110
6,759	*	GrafTech International Ltd	39
1,507	*	Greatbatch, Inc	34
4,325		Harman International Industries, Inc	361
5,636	*	Harmonic, Inc	41
8,649		Harris Corp	385
6,021	*	Hexcel Corp	85
829	*	Hittite Microwave Corp	37
52,679		Honeywell International, Inc	2,155
1,800	*	Hutchinson Technology, Inc	38
739	*	ID Systems, Inc	17
1,334	*	Ikanos Communications, Inc	16
2,223		Imation Corp	89
13,019	*	Integrated Device Technology, Inc	209
370,636		Intel Corp	7,624
3,415	*	Interdigital Communications Corp	116
2,148	*	International DisplayWorks, Inc	14
4,573	*	International Rectifier Corp	159
9,144		Intersil Corp (Class A)	224
1,421		Inter-Tel, Inc	31
2,296	*	InterVoice, Inc	15
724	*	iRobot Corp	15
1,636	*	IXYS Corp	14
104,651	*	JDS Uniphase Corp	229
6,007	*	Kemet Corp	48
7,785		L-3 Communications Holdings, Inc	610
894	*	Lamson & Sessions Co	21
7,863	*	Lattice Semiconductor Corp	54
2,740		Lincoln Electric Holdings, Inc	149
19,165		Linear Technology Corp	596
1,534	*	Littelfuse, Inc	53
732	*	Loral Space & Communications, Inc	19
1,293		LSI Industries, Inc	21
25,060	*	LSI Logic Corp	206
288,746	*	Lucent Technologies, Inc	676
3,108	*	Mattson Technology, Inc	26
20,675		Maxim Integrated Products, Inc	580
936	*	Maxwell Technologies, Inc	19
9,964	*	McData Corp (Class A)	50
1,334	*	Medis Technologies Ltd	33
8,815	*	MEMC Electronic Materials, Inc	323
1,540	*	Mercury Computer Systems, Inc	18
2,500		Methode Electronics, Inc	24
833	*	Metrologic Instruments, Inc	15
4,755	*	Micrel, Inc	46
13,649		Microchip Technology, Inc	443
46,315	*	Micron Technology, Inc	806
4,543	*	Microsemi Corp	86
4,100	*	Microtune, Inc	20
7,089	*	Mindspeed Technologies, Inc	12
2,847	*	MIPS Technologies, Inc	19
1,718	*	Mobility Electronics, Inc	10
8,747		Molex, Inc	341
1,168	*	Monolithic Power Systems, Inc	11
2,561	*	Moog, Inc	89
1,507	*	MoSys, Inc	10
157,157		Motorola, Inc	3,929
7,339	*	MRV Communications, Inc	20
555	*	Multi-Fineline Electronix, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

300		National Presto Industries, Inc	$17
21,753		National Semiconductor Corp	512
4,200	v*	NCP Litigation Trust	—	^
1,013	*	Netlogic Microsystems, Inc	26
24,105	*	Network Appliance, Inc	892
8,219	*	Novellus Systems, Inc	227
22,670	*	Nvidia Corp	671
3,460	*	Omnivision Technologies, Inc	49
10,163	*	ON Semiconductor Corp	60
6,068	*	Openwave Systems, Inc	57
1,210	*	Oplink Communications Inc	24
1,276	*	Optical Communication Products, Inc	3
869	*	OSI Systems, Inc	17
1,250		Park Electrochemical Corp	40
1,185	*	Parkervision, Inc	9
1,447	*	Pericom Semiconductor Corp	14
2,260	*	Photronics, Inc	32
2,609		Plantronics, Inc	46
3,100	*	Plexus Corp	60
1,628	*	PLX Technology, Inc	17
13,218	*	PMC - Sierra, Inc	79
5,747	*	Polycom, Inc	141
1,009	*	Portalplayer, Inc	11
458	*	Powell Industries, Inc	10
4,438	*	Power-One, Inc	32
7,309	*	Powerwave Technologies, Inc	56
10,532	*	QLogic Corp	199
106,741		Qualcomm, Inc	3,880
3,007	*	Quantum Fuel Systems Technologies Worldwide, Inc	6
8,917		RadioShack Corp	172
1,136	*	Radyne Corp	14
5,680	*	Rambus, Inc	99
1,083		Raven Industries, Inc	33
1,983		Regal-Beloit Corp	86
10,615	*	RF Micro Devices, Inc	80
10,903		Rockwell Collins, Inc	598
1,100	*	Rogers Corp	68
35,228	*	Sanmina-SCI Corp	132
4,166	*	Semtech Corp	53
5,145	*	Silicon Image, Inc	65
3,220	*	Silicon Laboratories, Inc	100
5,900	*	Silicon Storage Technology, Inc	24
1,604	*	Sirenza Microdevices, Inc	13
90,524	*	Sirius Satellite Radio, Inc	354
10,341	*	Skyworks Solutions, Inc	54
2,839	*	Spansion, Inc	47
2,490	*	Spectrum Brands, Inc	21
1,279	*	Standard Microsystems Corp	36
6,161	*	Stratex Networks, Inc	27
675	*	Sunpower Corp	19
745	*	Supertex, Inc	29
12,134	*	Sycamore Networks, Inc	46
2,907	*	Symmetricom, Inc	23
1,530	*	Synaptics, Inc	37
2,804		Technitrol, Inc	84
3,400	*	Tekelec	44
2,403		Teleflex, Inc	134
28,811	*	Tellabs, Inc	316
2,944	*	Tessera Technologies, Inc	103
99,136		Texas Instruments, Inc	3,296
3,784	*	Thomas & Betts Corp	181
12,811	*	Transmeta Corp	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

7,028	*	Transwitch Corp	$10
3,408	*	Trident Microsystems, Inc	79
9,492	*	Triquint Semiconductor, Inc	49
2,833	*	TTM Technologies, Inc	33
640	*	Ulticom, Inc	7
1,466	*	Universal Display Corp	16
1,000	*	Universal Electronics, Inc	19
7,742	*	Utstarcom, Inc	69
3,284	*	Varian Semiconductor Equipment Associates, Inc	121
1,399	*	Viasat, Inc	35
1,471		Vicor Corp	17
899	*	Virage Logic Corp	8
10,877	*	Vishay Intertechnology, Inc	153
1,011	*	Volterra Semiconductor Corp	16
4,543		Whirlpool Corp	382
22,141		Xilinx, Inc	486
7,259	*	Zhone Technologies, Inc	8
712	*	Zoltek Cos, Inc	18
3,150	*	Zoran Corp	51

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	56,356

ENGINEERING AND MANAGEMENT SERVICES - 0.75%
1,230	*	Advisory Board Co	62
6,911	*	Amylin Pharmaceuticals, Inc	305
4,841	*	Applera Corp (Celera Genomics Group)	67
4,682	*	Ariad Pharmaceuticals, Inc	20
900		CDI Corp	19
22,394	*	Celgene Corp	970
758	*	Cornell Cos, Inc	13
2,517		Corporate Executive Board Co	226
706	*	CRA International, Inc	34
2,878	*	CV Therapeutics, Inc	32
3,808	*	deCODE genetics, Inc	21
1,618	*	Diamond Management & Technology Consultants, Inc	18
5,965	*	Digitas, Inc	57
1,742	*	Diversa Corp	14
3,090	*	eResearch Technology, Inc	25
1,146	*	Essex Corp	20
5,381	*	Exelixis, Inc	47
1,100	*	Exponent, Inc	18
1,392	*	First Consulting Group, Inc	14
5,476		Fluor Corp	421
3,419	*	Gen-Probe, Inc	160
3,404	*	Harris Interactive, Inc	21
3,234	*	Hewitt Associates, Inc	78
1,113	*	Huron Consulting Group, Inc	44
4,311	*	ICOS Corp	108
4,807	*	Incyte Corp	20
1,718	*	Infrasource Services, Inc	30
4,737	*	Isis Pharmaceuticals, Inc	34
3,662	*	Jacobs Engineering Group, Inc	274
798	*	Kendle International, Inc	26
584		Landauer, Inc	30
1,549	*	LECG Corp	29
4,403	*	Lexicon Genetics, Inc	17
1,975	*	Lifecell Corp	64
1,864	*	Luminex Corp	34
1,221		MAXIMUS, Inc	32
2,143	*	Maxygen, Inc	18
8,108	*	Monogram Biosciences, Inc	12
15,350		Moody’s Corp	1,004
685	*	MTC Technologies, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

2,554	*	Myriad Genetics, Inc	$63
2,859	*	Navigant Consulting, Inc	57
1,729	*	Omnicell, Inc	31
21,518		Paychex, Inc	793
2,411	*	Per-Se Technologies, Inc	55
1,234	*	PharmaNet Development Group, Inc	24
9,976		Quest Diagnostics, Inc	610
2,870	*	Regeneron Pharmaceuticals, Inc	45
8,827	*	Rentech, Inc	41
3,214	*	Resources Connection, Inc	86
1,318	*	Rigel Pharmaceuticals, Inc	14
1,747	*	Sangamo Biosciences, Inc	10
3,562	*	Savient Pharmaceuticals, Inc	23
1,940	*	Senomyx, Inc	30
5,223	*	Shaw Group, Inc	123
1,956	*	Symyx Technologies, Inc	41
692	*	Tejon Ranch Co	29
3,521	*	Telik, Inc	63
3,591	*	Tetra Tech, Inc	62
953	*	Trimeris, Inc	8
3,296	*	URS Corp	128
1,753		Washington Group International, Inc	103
2,733		Watson Wyatt & Co Holdings	112

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,005

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
2,403	*	Home Solutions of America, Inc	13

		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	13

FABRICATED METAL PRODUCTS - 0.38%
2,088	*	Alliant Techsystems, Inc	169
532		Ameron International Corp	35
2,187		Aptargroup, Inc	111
6,790		Ball Corp	275
1,064		CIRCOR International, Inc	33
7,854		Commercial Metals Co	160
1,343	*	Commercial Vehicle Group, Inc	26
3,558		Crane Co	149
10,461	*	Crown Holdings, Inc	195
757		Dynamic Materials Corp	24
1,746	*	Griffon Corp	42
546		Gulf Island Fabrication, Inc	14
31,695		Illinois Tool Works, Inc	1,423
916		Insteel Industries, Inc	18
5,881	*	Jacuzzi Brands, Inc	59
904	*	Ladish Co, Inc	26
496		Lifetime Brands, Inc	9
2,280	*	Mobile Mini, Inc	65
1,640	*	Mueller Water Products, Inc	24
1,321	*	NCI Building Systems, Inc	77
6,572		Pentair, Inc	172
1,422		Silgan Holdings, Inc	53
2,152		Simpson Manufacturing Co, Inc	58
1,859	*	Smith & Wesson Holding Corp	26
3,797		Snap-On, Inc	169
3,948	*	Taser International, Inc	30
1,173		Valmont Industries, Inc	61
1,666		Watts Water Technologies, Inc (Class A)	53

		TOTAL FABRICATED METAL PRODUCTS	3,556

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

FOOD AND KINDRED PRODUCTS - 2.89%
455	*	Altus Pharmaceuticals, Inc	$7
49,322		Anheuser-Busch Cos, Inc	2,343
41,589		Archer Daniels Midland Co	1,575
700	*	Boston Beer Co, Inc (Class A)	23
1,626	*	Burger King Holdings, Inc	26
14,917		Campbell Soup Co	544
263		Coca-Cola Bottling Co Consolidated	16
129,882		Coca-Cola Co	5,803
19,411		Coca-Cola Enterprises, Inc	404
33,020		ConAgra Foods, Inc	808
12,816	*	Constellation Brands, Inc (Class A)	369
4,777		Corn Products International, Inc	155
4,436	*	Darling International, Inc	19
12,900		Del Monte Foods Co	135
1,001		Diamond Foods, Inc	14
629		Farmer Bros Co	13
3,338		Flowers Foods, Inc	90
22,865		General Mills, Inc	1,294
3,470	*	Gold Kist, Inc	72
21,307		H.J. Heinz Co	893
4,024	*	Hansen Natural Corp	131
11,183		Hershey Co	598
4,677		Hormel Foods Corp	168
740		Imperial Sugar Co	23
800		J&J Snack Foods Corp	25
3,519		J.M. Smucker Co	169
1,401	*	Jones Soda Co	13
15,621		Kellogg Co	774
13,596		Kraft Foods, Inc (Class A)	485
1,575		Lancaster Colony Corp	70
1,746		Lance, Inc	39
686	*	M&F Worldwide Corp	10
8,308		McCormick & Co, Inc	316
597		MGP Ingredients, Inc	13
3,055		Molson Coors Brewing Co (Class B)	211
518		National Beverage Corp	6
919	*	Peet’s Coffee & Tea, Inc	23
8,968		Pepsi Bottling Group, Inc	318
3,834		PepsiAmericas, Inc	82
105,337		PepsiCo, Inc	6,874
2,153	*	Performance Food Group Co	60
895		Premium Standard Farms, Inc	17
1,622	*	Ralcorp Holdings, Inc	78
1,066		Reddy Ice Holdings, Inc	26
1,203		Sanderson Farms, Inc	39
49,033		Sara Lee Corp	788
5,921	*	Smithfield Foods, Inc	160
2,304		Tootsie Roll Industries, Inc	68
2,378		Topps Co, Inc	21
2,025	*	TreeHouse Foods, Inc	48
14,346		Tyson Foods, Inc (Class A)	228
14,836		Wrigley (Wm.) Jr Co	683

		TOTAL FOOD AND KINDRED PRODUCTS	27,167

FOOD STORES - 0.26%
97		Arden Group, Inc (Class A)	11
1,203		Great Atlantic & Pacific Tea Co, Inc	29
700		Ingles Markets, Inc (Class A)	18
45,998		Kroger Co	1,064
1,886	*	Panera Bread Co (Class A)	110
1,414	*	Pantry, Inc	80

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

3,332	*	Pathmark Stores, Inc	$33
2,557		Ruddick Corp	67
13,045		Supervalu, Inc	387
106		Village Super Market	7
611		Weis Markets, Inc	24
9,028		Whole Foods Market, Inc	537
2,108	*	Wild Oats Markets, Inc	34

		TOTAL FOOD STORES	2,401

FORESTRY - 0.12%
4,673		Rayonier, Inc	176
15,586		Weyerhaeuser Co	959

		TOTAL FORESTRY	1,135

FURNITURE AND FIXTURES - 0.31%
5,011	*	BE Aerospace, Inc	105
1,843		Ethan Allen Interiors, Inc	64
2,907		Furniture Brands International, Inc	55
3,977		Herman Miller, Inc	136
3,882		Hillenbrand Industries, Inc	221
3,305		HNI Corp	137
680		Hooker Furniture Corp	10
3,257	*	Interface, Inc (Class A)	42
12,460		Johnson Controls, Inc	894
1,737		Kimball International, Inc (Class B)	33
3,352		La-Z-Boy, Inc	47
11,767		Leggett & Platt, Inc	295
25,613		Masco Corp	702
1,305		Sealy Corp	17
3,095	*	Select Comfort Corp	68
778		Stanley Furniture Co, Inc	17
2,894	*	Tempur-Pedic International, Inc	50
1,907	*	Williams Scotsman International, Inc	41

		TOTAL FURNITURE AND FIXTURES	2,934

FURNITURE AND HOME FURNISHINGS STORES - 0.35%
18,197	*	Bed Bath & Beyond, Inc	696
25,540		Best Buy Co, Inc	1,368
11,465		Circuit City Stores, Inc	288
1,370	*	Cost Plus, Inc	16
4,227	*	GameStop Corp	195
1,692	*	Guitar Center, Inc	76
1,232		Haverty Furniture Cos, Inc	20
2,157		Knoll, Inc	43
3,326	*	Mohawk Industries, Inc	248
6,020		Pier 1 Imports, Inc	45
1,828	*	Restoration Hardware, Inc	16
4,902		Steelcase, Inc (Class A)	77
1,789		Tuesday Morning Corp	25
6,224		Williams-Sonoma, Inc	201

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	3,314

GENERAL BUILDING CONTRACTORS - 0.35%
115		Amrep Corp	6
310	*	Avatar Holdings, Inc	18
2,556		Beazer Homes USA, Inc	100
985		Brookfield Homes Corp	28
413	*	Cavco Industries, Inc	13
7,822		Centex Corp	412
19,845		DR Horton, Inc	475
3,109	*	Hovnanian Enterprises, Inc (Class A)	91
5,192		KB Home	227
8,603		Lennar Corp (Class A)	389

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,065		Levitt Corp (Class A)	$13
862		M/I Homes, Inc	30
4,500	v*	Mascotech (Escrow)	—	^
1,316		McGrath RentCorp	33
2,061		MDC Holdings, Inc	96
1,472	*	Meritage Homes Corp	61
294	*	NVR, Inc	157
1,250	*	Palm Harbor Homes, Inc	19
1,414	*	Perini Corp	30
13,720		Pulte Homes, Inc	437
2,630		Ryland Group, Inc	113
4,272		Standard-Pacific Corp	100
397	*	Team, Inc	10
798		Technical Olympic USA, Inc	8
8,177	*	Toll Brothers, Inc	230
2,645		Walter Industries, Inc	113
2,352	*	WCI Communities, Inc	41

		TOTAL GENERAL BUILDING CONTRACTORS	3,250

GENERAL MERCHANDISE STORES - 1.81%
2,874	*	99 Cents Only Stores	34
6,733	*	Big Lots, Inc	133
4,214	*	BJ’s Wholesale Club, Inc	123
360		Bon-Ton Stores, Inc	11
2,068	*	Cabela’s, Inc	45
3,355		Casey’s General Stores, Inc	75
481	*	Conn’s, Inc	10
30,075		Costco Wholesale Corp	1,494
3,877		Dillard’s, Inc (Class A)	127
20,355		Dollar General Corp	277
9,637		Family Dollar Stores, Inc	282
35,089		Federated Department Stores, Inc	1,516
2,720		Fred’s, Inc	34
14,926		JC Penney Co, Inc	1,021
1,292	*	Retail Ventures, Inc	20
8,388		Saks, Inc	145
1,757		Stein Mart, Inc	27
55,486		Target Corp	3,066
29,511		TJX Cos, Inc	827
157,212		Wal-Mart Stores, Inc	7,754

		TOTAL GENERAL MERCHANDISE STORES	17,021

HEALTH SERVICES - 1.70%
839	*	Alliance Imaging, Inc	7
1,151	*	Amedisys, Inc	46
13,644		AmerisourceBergen Corp	617
1,984	*	Amsurg Corp	44
2,667	*	Apria Healthcare Group, Inc	53
535	*	Bio-Reference Labs, Inc	12
788		Brookdale Senior Living, Inc	37
28,114		Caremark Rx, Inc	1,593
7,024		Cigna Corp	817
6,188	*	Community Health Systems, Inc	231
500	*	Corvel Corp	18
2,831	*	Covance, Inc	188
10,414	*	Coventry Health Care, Inc	537
2,321	*	Cross Country Healthcare, Inc	39
6,725	*	DaVita, Inc	389
3,819	*	Edwards Lifesciences Corp	178
300	*	Emeritus Corp	6
1,864	*	Enzo Biochem, Inc	23
7,243	*	Express Scripts, Inc	547

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

2,040	*	Five Star Quality Care, Inc	$22
1,379	*	Genesis HealthCare Corp	66
810	*	Genomic Health, Inc	12
1,497	*	Gentiva Health Services, Inc	25
24,662		HCA, Inc	1,230
14,969		Health Management Associates, Inc (Class A)	313
2,237	*	Healthways, Inc	100
696	*	Horizon Health Corp	11
1,722	*	Hythiam, Inc	12
2,054	*	Kindred Healthcare, Inc	61
8,043	*	Laboratory Corp of America Holdings	527
1,383		LCA-Vision, Inc	57
735	*	LHC Group, Inc	16
3,672	*	LifePoint Hospitals, Inc	130
5,765	*	Lincare Holdings, Inc	200
2,394	*	Magellan Health Services, Inc	102
5,095		Manor Care, Inc	266
1,371	*	Matria Healthcare, Inc	38
19,610		McKesson Corp	1,034
419	*	Medcath Corp	13
19,449	*	Medco Health Solutions, Inc	1,169
600		National Healthcare Corp	32
5,807	*	Nektar Therapeutics	84
412	*	Nighthawk Radiology Holdings, Inc	8
2,544	*	Odyssey HealthCare, Inc	36
7,718		Omnicare, Inc	333
1,288		Option Care, Inc	17
3,052	*	Pediatrix Medical Group, Inc	139
6,515		Pharmaceutical Product Development, Inc	233
3,409	*	Psychiatric Solutions, Inc	116
745	*	Radiation Therapy Services, Inc	22
1,200	*	RehabCare Group, Inc	16
3,479	*	Sierra Health Services, Inc	132
939	*	Stereotaxis, Inc	10
1,483	*	Sun Healthcare Group, Inc	16
2,773	*	Sunrise Senior Living, Inc	83
1,167	*	Symbion, Inc	21
30,068	*	Tenet Healthcare Corp	245
5,498	*	Triad Hospitals, Inc	242
2,931	*	United Surgical Partners International, Inc	73
2,659		Universal Health Services, Inc (Class B)	159
774	*	VistaCare, Inc (Class A)	8
40,596	*	WellPoint, Inc	3,128

		TOTAL HEALTH SERVICES	15,939

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.02%
2,325		Granite Construction, Inc	124
1,322	*	Matrix Service Co	17
576	*	Sterling Construction Co, Inc	12

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	153

HOLDING AND OTHER INVESTMENT OFFICES - 2.75%
2,760		Aames Investment Corp	10
2,039		Acadia Realty Trust	52
2,052	*	Affiliated Managers Group, Inc	205
1,916	*	Affordable Residential Communities	19
505		Agree Realty Corp	17
42	*	Alexander’s, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,428		Alexandria Real Estate Equities, Inc	$134
8,795		Allied Capital Corp	266
5,664		AMB Property Corp	312
900		American Campus Communities, Inc	23
8,501		American Financial Realty Trust	95
2,812		American Home Mortgage Investment Corp	98
10,191		Annaly Mortgage Management, Inc	134
3,218		Anthracite Capital, Inc	41
3,102		Anworth Mortgage Asset Corp	26
6,275		Apartment Investment & Management Co (Class A)	341
5,215		Apollo Investment Corp	107
850		Arbor Realty Trust, Inc	22
13,757		Archstone-Smith Trust	749
2,591		Ashford Hospitality Trust, Inc	31
4,819		AvalonBay Communities, Inc	580
3,602		BioMed Realty Trust, Inc	109
7,392		Boston Properties, Inc	764
5,868		Brandywine Realty Trust	191
3,442		BRE Properties, Inc (Class A)	206
3,627		Camden Property Trust	276
1,573		Capital Lease Funding, Inc	17
190		Capital Southwest Corp	23
800		Capital Trust, Inc	33
3,981		CBL & Associates Properties, Inc	167
1,940		Cedar Shopping Centers, Inc	31
700		CentraCore Properties Trust	22
442		Cherokee, Inc	16
2,945		Colonial Properties Trust	141
840		Compass Diversified Trust	13
2,299		Corporate Office Properties Trust	103
2,443		Cousins Properties, Inc	84
4,918		Crescent Real Estate Equities Co	107
3,319		Deerfield Triarc Capital Corp	44
7,195		Developers Diversified Realty Corp	401
4,143		DiamondRock Hospitality Co	69
1,202		Digital Realty Trust, Inc	38
8,797		Duke Realty Corp	329
1,377		EastGroup Properties, Inc	69
2,300		Education Realty Trust, Inc	34
204	*	Enstar Group, Inc	19
1,723		Entertainment Properties Trust	85
3,491		Equity Inns, Inc	56
967		Equity Lifestyle Properties, Inc	44
23,597		Equity Office Properties Trust	938
2,470		Equity One, Inc	59
18,483		Equity Residential	935
1,339		Essex Property Trust, Inc	163
3,400		Extra Space Storage, Inc	59
3,328		Federal Realty Investment Trust	247
3,926		FelCor Lodging Trust, Inc	79
3,283		Fieldstone Investment Corp	29
2,899		First Industrial Realty Trust, Inc	128
1,077		First Potomac Realty Trust	33
3,189		Franklin Street Properties Corp	63
9,089		Friedman Billings Ramsey Group, Inc	73
11,087		General Growth Properties, Inc	528
1,193		Getty Realty Corp	35
638		Gladstone Capital Corp	14
1,072		Gladstone Investment Corp	16
2,035		Glenborough Realty Trust, Inc	52
2,171		Glimcher Realty Trust	54
1,007		Global Signal, Inc	51

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

3,200		GMH Communities Trust	$40
1,100		Gramercy Capital Corp	28
1,356		Harris & Harris Group, Inc	17
9,021		Health Care Property Investors, Inc	280
3,934		Health Care REIT, Inc	157
3,212		Healthcare Realty Trust, Inc	123
1,842		Heritage Property Investment Trust	67
1,330		Hersha Hospitality Trust	13
3,843		Highland Hospitality Corp	55
3,647		Highwoods Properties, Inc	136
2,249		Home Properties, Inc	129
3,816		HomeBanc Corp	23
4,570		Hospitality Properties Trust	216
33,534		Host Marriott Corp	769
13,475		HRPT Properties Trust	161
5,056		IMPAC Mortgage Holdings, Inc	47
4,513		Inland Real Estate Corp	79
2,862		Innkeepers U.S.A. Trust	47
3,315		Investors Real Estate Trust	32
9,800		iShares Russell 3000 Index Fund	754
7,312		iStar Financial, Inc	305
1,655		JER Investors Trust, Inc	28
2,062		Kilroy Realty Corp	155
13,250		Kimco Realty Corp	568
1,900		Kite Realty Group Trust	32
4,408		KKR Financial Corp	108
2,579		LaSalle Hotel Properties	112
3,317		Lexington Corporate Properties Trust	70
5,546		Liberty Property Trust	265
1,314		LTC Properties, Inc	32
2,561		Luminent Mortgage Capital, Inc	26
4,628		Macerich Co	353
3,822		Mack-Cali Realty Corp	198
2,313		Maguire Properties, Inc	94
2,550		Medical Properties Trust, Inc	34
5,284		MFA Mortgage Investments, Inc	39
1,526		Mid-America Apartment Communities, Inc	93
3,769		Mills Corp	63
1,500		MortgageIT Holdings, Inc	21
1,400		National Health Investors, Inc	40
3,499		National Retail Properties, Inc	76
4,557		Nationwide Health Properties, Inc	122
2,944		New Century Financial Corp	116
6,949		New Plan Excel Realty Trust	188
2,873		Newcastle Investment Corp	79
980		Newkirk Realty Trust, Inc	16
1,752		NorthStar Realty Finance Corp	22
1,737		Novastar Financial, Inc	51
18,814		NTL, Inc	478
4,121		Omega Healthcare Investors, Inc	62
2,662		Pan Pacific Retail Properties, Inc	185
946		Parkway Properties, Inc	44
2,448		Pennsylvania Real Estate Investment Trust	104
11,920		Plum Creek Timber Co, Inc	406
2,677		Post Properties, Inc	127
2,494		Potlatch Corp	93
15,511		Prologis	885
1,073		PS Business Parks, Inc	65
7,739		Public Storage, Inc	665
1,730		RAIT Investment Trust	50
992		Ramco-Gershenson Properties	32
15,927	*	Realogy Corp	361

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

5,400		Realty Income Corp	$133
5,491		Reckson Associates Realty Corp	235
1,271		Redwood Trust, Inc	64
4,304		Regency Centers Corp	296
1,640		Republic Property Trust	18
700		Saul Centers, Inc	32
3,400		Saxon Capital, Inc	48
3,728		Senior Housing Properties Trust	80
14,156		Simon Property Group, Inc	1,283
1,224		Sizeler Property Investors, Inc	18
2,809		SL Green Realty Corp	314
1,302		Sovran Self Storage, Inc	72
5,313		Spirit Finance Corp	62
700	*	Star Maritime Acquisition Corp	7
4,727		Strategic Hotels & Resorts, Inc	94
1,069		Sun Communities, Inc	34
3,736		Sunstone Hotel Investors, Inc	111
1,844		Tanger Factory Outlet Centers, Inc	66
687		Tarragon Corp	7
3,403		Taubman Centers, Inc	151
7,063		Thornburg Mortgage, Inc	180
6,212		Trizec Properties, Inc	180
4,211		Trustreet Properties, Inc	53
8,850		United Dominion Realty Trust, Inc	267
1,095		Universal Health Realty Income Trust	39
1,407		Urstadt Biddle Properties, Inc (Class A)	26
3,042		U-Store-It Trust	65
6,504		Ventas, Inc	251
7,792		Vornado Realty Trust	849
2,850		Washington Real Estate Investment Trust	113
5,176		Weingarten Realty Investors	223
1,308		Windrose Medical Properties Trust	23
2,315		Winston Hotels, Inc	29
1,485		Winthrop Realty Trust	10

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	25,791

HOTELS AND OTHER LODGING PLACES - 0.50%
1,418		Ameristar Casinos, Inc	31
2,086	*	Aztar Corp	111
1,131	*	Bluegreen Corp	13
2,948		Boyd Gaming Corp	113
2,172		Choice Hotels International, Inc	89
2,696	*	Gaylord Entertainment Co	118
1,718	*	Great Wolf Resorts, Inc	21
24,789		Hilton Hotels Corp	690
1,142	*	Isle of Capri Casinos, Inc	24
8,925	*	Las Vegas Sands Corp	610
920	*	Lodgian, Inc	12
1,242		Marcus Corp	29
21,749		Marriott International, Inc (Class A)	840
7,706	*	MGM Mirage	304
604	*	Monarch Casino & Resort, Inc	12
1,158	*	Morgans Hotel Group Co	14
821	*	Outdoor Channel Holdings, Inc	9
566	*	Riviera Holdings Corp	12
14,011		Starwood Hotels & Resorts Worldwide, Inc	801
3,148		Station Casinos, Inc	182
1,798	*	Trump Entertainment Resorts, Inc	30
2,055	*	Vail Resorts, Inc	82
12,741	*	Wyndham Worldwide Corp	356
3,169	*	Wynn Resorts Ltd	216

		TOTAL HOTELS AND OTHER LODGING PLACES	4,719

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.72%
48,011		3M Co	$3,573
676		Aaon, Inc	15
1,797		Actuant Corp	90
5,864	*	AGCO Corp	149
1,703		Albany International Corp (Class A)	54
895	*	Allis-Chalmers Energy, Inc	13
11,480		American Standard Cos, Inc	482
475		Ampco-Pittsburgh Corp	15
54,133	*	Apple Computer, Inc	4,170
99,243		Applied Materials, Inc	1,760
1,200	*	Astec Industries, Inc	30
1,361	*	ASV, Inc	20
3,264	*	Asyst Technologies, Inc	22
7,081	*	Axcelis Technologies, Inc	50
4,838		Black & Decker Corp	384
981		Black Box Corp	38
2,004	*	Blount International, Inc	20
3,368		Briggs & Stratton Corp	93
5,171	*	Brooks Automation, Inc	67
2,058		Bucyrus International, Inc (Class A)	87
1,900		Carlisle Cos, Inc	160
674		Cascade Corp	31
42,667		Caterpillar, Inc	2,807
3,633		CDW Corp	224
5,864	*	Cirrus Logic, Inc	43
1,162	*	Columbus McKinnon Corp	21
3,015		Cummins, Inc	359
2,836		Curtiss-Wright Corp	86
2,481	*	Cymer, Inc	109
14,924		Deere & Co	1,252
146,873	*	Dell, Inc	3,355
4,361		Diebold, Inc	190
4,851		Donaldson Co, Inc	179
13,137		Dover Corp	623
2,002	*	Dresser-Rand Group, Inc	41
815	*	Dril-Quip, Inc	55
9,502		Eaton Corp	654
3,700	*	Electronics for Imaging, Inc	85
150,008	*	EMC Corp	1,797
5,455	*	Emulex Corp	99
981	*	ENGlobal Corp	6
1,375	*	EnPro Industries, Inc	41
8,875	*	Entegris, Inc	97
7,347	*	Extreme Networks, Inc	27
909	*	Flanders Corp	8
2,258	*	Flow International Corp	29
3,680	*	Flowserve Corp	186
4,366	*	FMC Technologies, Inc	234
3,376	*	Gardner Denver, Inc	112
15,479	*	Gateway, Inc	29
673	*	Gehl Co	18
663,489		General Electric Co	23,421
3,050	*	Global Imaging Systems, Inc	67
1,504	*	Goodman Global, Inc	20
673		Gorman-Rupp Co	22
4,528		Graco, Inc	177
8,523	*	Grant Prideco, Inc	324
178,575		Hewlett-Packard Co	6,552
1,076	*	Hydril	60
3,430		IDEX Corp	148

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

3,395	*	Intermec, Inc	$89
99,150		International Business Machines Corp	8,124
21,862		International Game Technology	907
1,163	*	Intevac, Inc	20
11,645		Jabil Circuit, Inc	333
7,920		Joy Global, Inc	298
993	*	Kadant, Inc	24
1,979		Kaydon Corp	73
2,620		Kennametal, Inc	148
1,974	*	Komag, Inc	63
3,600	*	Kulicke & Soffa Industries, Inc	32
9,062	*	Lam Research Corp	411
659	*	LB Foster Co	11
3,798		Lennox International, Inc	87
6,548	*	Lexmark International, Inc	378
700		Lindsay Manufacturing Co	20
949		Lufkin Industries, Inc	50
4,030		Manitowoc Co, Inc	181
2,549	*	Micros Systems, Inc	125
430	*	Middleby Corp	33
2,342		Modine Manufacturing Co	57
381		Nacco Industries, Inc (Class A)	52
937	*	NATCO Group, Inc	27
2,164	*	Netgear, Inc	45
1,000		NN, Inc	12
1,891		Nordson Corp	75
3,203	*	Oil States International, Inc	88
7,666		Pall Corp	236
5,810	*	Palm, Inc	85
7,779		Parker Hannifin Corp	605
2,653	*	Paxar Corp	53
1,773	*	ProQuest Co	23
12,525	*	Quantum Corp	27
1,782	*	Rackable Systems, Inc	49
1,335	*	RBC Bearings, Inc	32
600		Robbins & Myers, Inc	19
11,439		Rockwell Automation, Inc	665
7,798	*	Safeguard Scientifics, Inc	15
12,594	*	SanDisk Corp	674
744		Sauer-Danfoss, Inc	18
1,742	*	Scansource, Inc	53
4,306	*	Scientific Games Corp (Class A)	137
16,448	v*	Seagate Technology, Inc	—	^
1,100	*	Semitool, Inc	12
1,425	*	Sigma Designs, Inc	21
13,801		Smith International, Inc	535
59,015	*	Solectron Corp	192
3,849		SPX Corp	206
800		Standex International Corp	22
5,279		Stanley Works	263
16,219		Symbol Technologies, Inc	241
1,000	*	Tecumseh Products Co (Class A)	15
1,200		Tennant Co	29
6,400	*	Terex Corp	290
5,313		Timken Co	158
2,690		Toro Co	113
881	*	TurboChef Technologies, Inc	12
1,608	*	Ultratech, Inc	21
4,015	*	VA Software Corp	16
8,294	*	Varian Medical Systems, Inc	443
2,504	*	VeriFone Holdings, Inc	71

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,794		Watsco, Inc	$83
13,792	*	Western Digital Corp	250
2,025		Woodward Governor Co	68
4,449	*	Zebra Technologies Corp (Class A)	159

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	72,554

INSTRUMENTS AND RELATED PRODUCTS - 4.15%
1,214	*	Abaxis, Inc	28
1,059	*	Abiomed, Inc	16
657	*	ADE Corp	21
4,372	*	Advanced Medical Optics, Inc	173
4,200	*	Affymetrix, Inc	91
26,967	*	Agilent Technologies, Inc	882
3,618	*	Align Technology, Inc	41
9,470		Allergan, Inc	1,066
4,631	*	American Medical Systems Holdings, Inc	85
543	*	American Science & Engineering, Inc	26
928		Analogic Corp	48
1,600	*	Anaren, Inc	34
774	*	Angiodynamics, Inc	16
11,925		Applera Corp (Applied Biosystems Group)	395
600	*	Argon ST, Inc	14
1,933	*	Armor Holdings, Inc	111
1,344		Arrow International, Inc	43
1,690	*	Arthrocare Corp	79
1,087	*	Aspect Medical Systems, Inc	19
742		Badger Meter, Inc	19
6,676		Bard (C.R.), Inc	501
3,462		Bausch & Lomb, Inc	174
41,621		Baxter International, Inc	1,892
3,852		Beckman Coulter, Inc	222
15,647		Becton Dickinson & Co	1,106
15,865		Biomet, Inc	511
1,200	*	Bio-Rad Laboratories, Inc (Class A)	85
1,130	*	Biosite, Inc	52
78,183	*	Boston Scientific Corp	1,156
1,542	*	Bruker BioSciences Corp	11
1,510	*	Candela Corp	16
2,899	*	Cepheid, Inc	21
1,768	*	Cerus Corp	10
961		CNS, Inc	27
2,100	*	Coherent, Inc	73
1,500		Cohu, Inc	27
1,940	*	Conmed Corp	41
2,953		Cooper Cos, Inc	158
5,665	*	Credence Systems Corp	16
1,543	*	Cyberonics, Inc	27
15,275		Danaher Corp	1,049
800		Datascope Corp	27
9,800		Dentsply International, Inc	295
2,325	*	Depomed, Inc	9
1,099	*	DexCom, Inc	12
1,255	*	Dionex Corp	64
1,467	*	DJ Orthopedics, Inc	61
2,562		DRS Technologies, Inc	112
462	*	Eagle Test Systems, Inc	8
18,715		Eastman Kodak Co	419
1,002		EDO Corp	23
3,891	*	Encore Medical Corp	25
1,718	*	ESCO Technologies, Inc	79
1,694	*	Esterline Technologies Corp	57

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

719	*	ev3, Inc	$12
833	*	Excel Technology, Inc	25
1,709	*	FEI Co	36
7,939	*	Fisher Scientific International, Inc	621
4,309	*	Flir Systems, Inc	117
2,946	*	Formfactor, Inc	124
2,463	*	Fossil, Inc	53
1,217	*	Foxhollow Technologies, Inc	42
1,733	*	Haemonetics Corp	81
2,292	*	HealthTronics, Inc	14
850	*	Herley Industries, Inc	11
2,934	*	Hologic, Inc	128
919	*	ICU Medical, Inc	42
1,260	*	I-Flow Corp	15
1,400	*	II-VI, Inc	35
2,696	*	Illumina, Inc	89
4,300	*	Input/Output, Inc	43
1,332	*	Integra LifeSciences Holdings Corp	50
2,632	*	Intermagnetics General Corp	71
1,355	*	Intralase Corp	27
2,329	*	Intuitive Surgical, Inc	246
2,044		Invacare Corp	48
1,673	*	Ionatron, Inc	8
1,083	*	IRIS International, Inc	12
1,741	*	Itron, Inc	97
2,194	*	Ixia	20
188,793		Johnson & Johnson	12,260
520	*	Kensey Nash Corp	15
12,836		Kla-Tencor Corp	571
4,991	*	Kopin Corp	17
2,840	*	Kyphon, Inc	106
4,151	*	L-1 Identity Solutions, Inc	54
4,233	*	LTX Corp	21
742	*	Measurement Specialties, Inc	14
582	*	Medical Action Industries, Inc	16
76,825		Medtronic, Inc	3,568
2,502		Mentor Corp	126
1,469	*	Merit Medical Systems, Inc	20
2,475	*	Mettler-Toledo International, Inc	164
3,429	*	Millipore Corp	210
1,938		Mine Safety Appliances Co	69
2,254	*	MKS Instruments, Inc	46
1,101	*	Molecular Devices Corp	20
1,178		Movado Group, Inc	30
1,408		MTS Systems Corp	46
3,725		National Instruments Corp	102
1,185	*	Natus Medical, Inc	16
801	*	Neurometrix, Inc	15
2,716	*	Newport Corp	44
398	*	Nextest Systems Corp	5
710	*	Northstar Neuroscience, Inc	9
2,136	*	NuVasive, Inc	43
794	*	NxStage Medical, Inc	7
1,667		Oakley, Inc	28
246	*	OYO Geospace Corp	14
1,140	*	Palomar Medical Technologies, Inc	48
8,180		PerkinElmer, Inc	155
1,200	*	Photon Dynamics, Inc	16
14,021		Pitney Bowes, Inc	622
1,626		PolyMedica Corp	70
2,550	*	RAE Systems, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

4,869	*	Resmed, Inc	$196
4,842	*	Respironics, Inc	187
1,037	*	Rofin-Sinar Technologies, Inc	63
5,730		Roper Industries, Inc	256
1,464	*	Rudolph Technologies, Inc	27
3,325	*	Sirf Technology Holdings, Inc	80
1,080		Sirona Dental Systems, Inc	36
1,305	*	Sonic Solutions, Inc	20
957	*	SonoSite, Inc	27
1,958	*	Spectranetics Corp	23
22,917	*	St. Jude Medical, Inc	809
4,504		STERIS Corp	108
19,295		Stryker Corp	957
2,227	*	Symmetry Medical, Inc	34
2,400	*	Techne Corp	122
5,600		Tektronix, Inc	162
2,183	*	Teledyne Technologies, Inc	86
12,883	*	Teradyne, Inc	170
10,550	*	Thermo Electron Corp	415
3,100	*	ThermoGenesis Corp	12
3,422	*	Thoratec Corp	53
3,521	*	Trimble Navigation Ltd	166
1,583	*	TriPath Imaging, Inc	14
688		United Industrial Corp	37
2,110	*	Varian, Inc	97
1,820	*	Veeco Instruments, Inc	37
2,000	*	Ventana Medical Systems, Inc	82
1,897	*	Viasys Healthcare, Inc	52
828	*	Vital Images, Inc	26
400		Vital Signs, Inc	23
6,718	*	Waters Corp	304
2,200	*	Wright Medical Group, Inc	53
59,218	*	Xerox Corp	921
1,200		X-Rite, Inc	13
311		Young Innovations, Inc	11
15,736	*	Zimmer Holdings, Inc	1,062
600	*	Zoll Medical Corp	22
1,176	*	Zygo Corp	15

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	38,993

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
20,150		AON Corp	682
7,308		Brown & Brown, Inc	223
1,019		Clark, Inc	11
2,076		Crawford & Co (Class B)	14
6,200		Gallagher (Arthur J.) & Co	165
19,238		Hartford Financial Services Group, Inc	1,669
2,336		Hilb Rogal & Hobbs Co	100
572	*	James River Group, Inc	17
35,178		Marsh & McLennan Cos, Inc	990
2,320		National Financial Partners Corp	95
3,049	*	USI Holdings Corp	41

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,007

INSURANCE CARRIERS - 4.65%
2,172		21st Century Insurance Group	32
36,151		Aetna, Inc	1,430
676		Affirmative Insurance Holdings, Inc	10
31,846		Aflac, Inc	1,457
2,273		Alfa Corp	39
334	*	Alleghany Corp	97

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

40,465		Allstate Corp	$2,538
6,819		Ambac Financial Group, Inc	564
3,620		American Equity Investment Life Holding Co	44
3,629		American Financial Group, Inc	170
140,511		American International Group, Inc	9,310
615		American National Insurance Co	71
652	*	American Physicians Capital, Inc	32
3,440	*	AMERIGROUP Corp	102
2,463		AmerUs Group Co	168
1,866	*	Argonaut Group, Inc	58
8,248		Assurant, Inc	441
625		Baldwin & Lyons, Inc (Class B)	15
1,052		Bristol West Holdings, Inc	15
2,823	*	Centene Corp	46
26,449		Chubb Corp	1,374
10,033		Cincinnati Financial Corp	482
1,505	*	CNA Financial Corp	54
1,100	*	CNA Surety Corp	22
3,534		Commerce Group, Inc	106
10,017	*	Conseco, Inc	210
2,592		Delphi Financial Group, Inc (Class A)	103
900		Direct General Corp	12
850		Donegal Group, Inc	17
168		EMC Insurance Group, Inc	5
3,457		Erie Indemnity Co (Class A)	181
881		FBL Financial Group, Inc (Class A)	29
10,739		Fidelity National Financial, Inc	447
1,905		Fidelity National Title Group, Inc	40
1,175	*	First Acceptance Corp	14
5,326		First American Corp	226
558	*	Fpic Insurance Group, Inc	22
28,526		Genworth Financial, Inc	999
500		Great American Financial Resources, Inc	10
3,274		Hanover Insurance Group, Inc	146
839		Harleysville Group, Inc	29
7,008		HCC Insurance Holdings, Inc	230
7,394	*	Health Net, Inc	322
1,750	*	HealthExtras, Inc	50
1,202	*	Healthspring, Inc	23
2,970		Horace Mann Educators Corp	57
10,571	*	Humana, Inc	699
423		Independence Holding Co	9
1,436		Infinity Property & Casualty Corp	59
314		Kansas City Life Insurance Co	14
1,114		LandAmerica Financial Group, Inc	73
10,535		Leucadia National Corp	276
18,133		Lincoln National Corp	1,126
28,573		Loews Corp	1,083
561	*	Markel Corp	230
8,606		MBIA, Inc	529
1,665	*	Meadowbrook Insurance Group, Inc	19
1,767		Mercury General Corp	88
29,206		Metlife, Inc	1,655
5,583		MGIC Investment Corp	335
742		Midland Co	32
720	*	Molina Healthcare, Inc	25
1,024		National Interstate Corp	25
154		National Western Life Insurance Co (Class A)	35
3,152		Nationwide Financial Services, Inc (Class A)	152
838	*	Navigators Group, Inc	40

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

376		NYMAGIC, Inc	$12
846		Odyssey Re Holdings Corp	29
4,060		Ohio Casualty Corp	105
14,741		Old Republic International Corp	327
3,636	*	Philadelphia Consolidated Holding Co	145
7,094		Phoenix Cos, Inc	99
1,846	*	PMA Capital Corp (Class A)	16
5,765		PMI Group, Inc	253
1,393		Presidential Life Corp	31
17,572		Principal Financial Group	954
2,003	*	ProAssurance Corp	99
49,587		Progressive Corp	1,217
4,643		Protective Life Corp	212
31,325		Prudential Financial, Inc	2,389
5,332		Radian Group, Inc	320
1,878		Reinsurance Group Of America, Inc	98
1,557		RLI Corp	79
7,768		Safeco Corp	458
784		Safety Insurance Group, Inc	38
646	*	SCPIE Holdings, Inc	15
999	*	SeaBright Insurance Holdings, Inc	14
1,800		Selective Insurance Group, Inc	95
44,205		St. Paul Travelers Cos, Inc	2,073
3,673		Stancorp Financial Group, Inc	164
913		State Auto Financial Corp	28
1,214		Stewart Information Services Corp	42
6,253		Torchmark Corp	395
1,074		Tower Group, Inc	36
1,735		Transatlantic Holdings, Inc	105
648	*	Triad Guaranty, Inc	33
1,337		United Fire & Casualty Co	42
85,842		UnitedHealth Group, Inc	4,223
3,055		Unitrin, Inc	135
2,474	*	Universal American Financial Corp	40
19,188		UnumProvident Corp	372
10,431		W.R. Berkley Corp	369
2,061	*	WellCare Health Plans, Inc	117
91		Wesco Financial Corp	40
2,375		Zenith National Insurance Corp	95

		TOTAL INSURANCE CARRIERS	43,667

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
3,954	*	Corrections Corp of America	171
832	*	Geo Group, Inc	35

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	206

LEATHER AND LEATHER PRODUCTS - 0.13%
24,462	*	Coach, Inc	841
634	*	CROCS, Inc	22
1,554	*	Genesco, Inc	54
2,283	*	Iconix Brand Group, Inc	37
1,333		Steven Madden Ltd	52
2,909	*	Timberland Co (Class A)	84
378		Weyco Group, Inc	8
3,523		Wolverine World Wide, Inc	100

		TOTAL LEATHER AND LEATHER PRODUCTS	1,198

LEGAL SERVICES - 0.01%
2,772	*	FTI Consulting, Inc	69
852		Pre-Paid Legal Services, Inc	34

		TOTAL LEGAL SERVICES	103

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
6,295		Laidlaw International, Inc	$172

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	172

LUMBER AND WOOD PRODUCTS - 0.03%
660		American Woodmark Corp	22
4,900	*	Champion Enterprises, Inc	34
742		Deltic Timber Corp	35
6,963		Louisiana-Pacific Corp	131
442		Skyline Corp	17
979		Universal Forest Products, Inc	48

		TOTAL LUMBER AND WOOD PRODUCTS	287

METAL MINING - 0.35%
2,964		Cleveland-Cliffs, Inc	113
17,376	*	Coeur d’Alene Mines Corp	82
2,939		Foundation Coal Holdings, Inc	95
12,118		Freeport-McMoRan Copper & Gold, Inc (Class A)	645
5,720	*	Hecla Mining Co	33
26,724		Newmont Mining Corp	1,142
12,940		Phelps Dodge Corp	1,096
1,140		Royal Gold, Inc	31
437		Southern Copper Corp	40
1,968	*	Stillwater Mining Co	17

		TOTAL METAL MINING	3,294

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
2,000		Blyth, Inc	49
4,691		Callaway Golf Co	61
2,509		Daktronics, Inc	52
9,381		Fortune Brands, Inc	705
10,324		Hasbro, Inc	235
1,657	*	Jakks Pacific, Inc	30
3,216	*	K2, Inc	38
1,066		Marine Products Corp	10
25,126		Mattel, Inc	495
2,137		Nautilus, Inc	29
2,416	*	Progressive Gaming International Corp	20
1,217	*	RC2 Corp	41
700	*	Russ Berrie & Co, Inc	11
2,343	*	Shuffle Master, Inc	63
467	*	Steinway Musical Instruments, Inc	13
2,613		Yankee Candle Co, Inc	76

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,928

MISCELLANEOUS RETAIL - 1.16%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	7
872	*	AC Moore Arts & Crafts, Inc	17
20,120	*	Amazon.com, Inc	646
3,240		Barnes & Noble, Inc	123
1,412		Big 5 Sporting Goods Corp	32
1,004	*	Blue Nile, Inc	36
921		Books-A-Million, Inc	16
3,769		Borders Group, Inc	77
968	*	Build-A-Bear Workshop, Inc	22
2,000		Cash America International, Inc	78
3,306	*	CKX, Inc	41
3,853	*	Coldwater Creek, Inc	111
51,993		CVS Corp	1,670
1,202	*	dELiA*s, Inc	9
2,338	*	Dick’s Sporting Goods, Inc	106
6,881	*	Dollar Tree Stores, Inc	213

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

3,077	*	Drugstore.com, Inc	$11
774	*	Ezcorp, Inc	30
2,059	*	GSI Commerce, Inc	31
2,439	*	Hibbett Sporting Goods, Inc	64
2,107		Longs Drug Stores Corp	97
8,518		Michaels Stores, Inc	371
2,547		MSC Industrial Direct Co (Class A)	104
2,071	*	Nutri/System, Inc	129
18,558	*	Office Depot, Inc	737
4,584		OfficeMax, Inc	187
840	*	Overstock.com, Inc	15
3,389	*	Petco Animal Supplies, Inc	97
9,053		Petsmart, Inc	251
1,516	*	Priceline.com, Inc	56
35,035	*	Rite Aid Corp	159
5,500	*	Sears Holdings Corp	869
1,250	*	Stamps.com, Inc	24
46,348		Staples, Inc	1,128
8,958		Tiffany & Co	297
1,504	*	Valuevision International, Inc (Class A)	17
64,331		Walgreen Co	2,856
1,783		World Fuel Services Corp	72
3,026	*	Zale Corp	84
933	*	Zumiez, Inc	25

		TOTAL MISCELLANEOUS RETAIL	10,915

MOTION PICTURES - 1.48%
2,781	*	Avid Technology, Inc	101
12,560	*	Blockbuster, Inc (Class A)	48
840		Carmike Cinemas, Inc	14
43,382		CBS Corp	1,222
18,085	*	Discovery Holding Co (Class A)	262
2,719	*	DreamWorks Animation SKG, Inc (Class A)	68
1,016	*	Gaiam, Inc	13
3,427	*	Macrovision Corp	81
146,436		News Corp (Class A)	2,877
3,910		Regal Entertainment Group (Class A)	77
6,561	*	Time Warner Telecom, Inc (Class A)	125
256,940		Time Warner, Inc	4,684
139,719		Walt Disney Co	4,319

		TOTAL MOTION PICTURES	13,891

NONDEPOSITORY INSTITUTIONS - 1.78%
1,136	*	Accredited Home Lenders Holding Co	41
4,592		Advance America Cash Advance Centers, Inc	66
1,255		Advanta Corp (Class B)	46
8,323		American Capital Strategies Ltd	329
68,885		American Express Co	3,863
8,444	*	AmeriCredit Corp	211
2,425		Ares Capital Corp	42
645		Asta Funding, Inc	24
19,241		Capital One Financial Corp	1,513
5,801		CapitalSource, Inc	150
3,111		CharterMac	62
12,853		CIT Group, Inc	625
1,233	*	CompuCredit Corp	37
38,735		Countrywide Financial Corp	1,357
614	*	Credit Acceptance Corp	18
5,925		Doral Financial Corp	39
61,742		Fannie Mae	3,452
591		Federal Agricultural Mortgage Corp (Class C)	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,621		Financial Federal Corp	$43
1,630	*	First Cash Financial Services, Inc	34
1,964		First Marblehead Corp	136
44,011		Freddie Mac	2,919
2,956	*	INVESTools, Inc	31
3,210		MCG Capital Corp	52
925		Medallion Financial Corp	10
1,165	*	Nelnet, Inc	36
1,181		NGP Capital Resources Co	17
2,600	*	Ocwen Financial Corp	39
500	*	Penson Worldwide, Inc	9
26,194		SLM Corp	1,362
258		Student Loan Corp	50
1,200		Technology Investment Capital Corp	18
647	*	United PanAm Financial Corp	10
1,332	*	World Acceptance Corp	59

		TOTAL NONDEPOSITORY INSTITUTIONS	16,716

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
1,482		AMCOL International Corp	37
2,075		Compass Minerals International, Inc	59
2,887		Florida Rock Industries, Inc	112
6,528		Vulcan Materials Co	511

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	719

OIL AND GAS EXTRACTION - 1.88%
29,063		Anadarko Petroleum Corp	1,274
695	*	Arena Resources, Inc	22
1,002	*	Atlas America, Inc	43
1,212	*	ATP Oil & Gas Corp	45
1,792	*	Atwood Oceanics, Inc	81
1,008	*	Aurora Oil & Gas Corp	3
21,670		Baker Hughes, Inc	1,478
795	*	Basic Energy Services, Inc	19
2,505		Berry Petroleum Co (Class A)	71
1,840	*	Bill Barrett Corp	45
18,856		BJ Services Co	568
905	*	Bois d’Arc Energy, Inc	14
2,914	*	Brigham Exploration Co	20
890	*	Bronco Drilling Co, Inc	16
2,963		Cabot Oil & Gas Corp (Class A)	142
1,319	*	Callon Petroleum Co	18
7,368	*	Cameron International Corp	356
1,285	*	Carrizo Oil & Gas, Inc	33
3,520	*	Cheniere Energy, Inc	105
24,087		Chesapeake Energy Corp	698
5,332		Cimarex Energy Co	188
632	*	Clayton Williams Energy, Inc	19
1,794	*	CNX Gas Corp	42
883	*	Complete Production Services, Inc	17
2,751	*	Comstock Resources, Inc	75
474	*	Dawson Geophysical Co	14
2,443		Delta & Pine Land Co	99
2,636	*	Delta Petroleum Corp	59
7,600	*	Denbury Resources, Inc	220
27,959		Devon Energy Corp	1,766
3,830		Diamond Offshore Drilling, Inc	277
900	*	Edge Petroleum Corp	15
3,307	*	Encore Acquisition Co	80
2,180	*	Energy Partners Ltd	54
9,901		ENSCO International, Inc	434
8,012		Equitable Resources, Inc	280

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

3,362	*	EXCO Resources, Inc	$42
1,841	*	Exploration Co of Delaware, Inc	18
3,346	*	Forest Oil Corp	106
4,373	*	Gasco Energy, Inc	12
1,949	*	GeoGlobal Resources, Inc	11
5,603	*	Global Industries Ltd	87
515	*	GMX Resources, Inc	16
704	*	Goodrich Petroleum Corp	21
12,950	*	Grey Wolf, Inc	87
853	*	Gulfport Energy Corp	10
65,702		Halliburton Co	1,869
6,583	*	Hanover Compressor Co	120
2,496	*	Harvest Natural Resources, Inc	26
5,725	*	Helix Energy Solutions Group, Inc	191
6,898		Helmerich & Payne, Inc	159
1,295	*	Hercules Offshore, Inc	40
1,922	*	Houston Exploration Co	106
4,698	*	Mariner Energy, Inc	86
1,692	*	McMoRan Exploration Co	30
6,041	*	Meridian Resource Corp	18
1,023	*	Metretek Technologies, Inc	12
11,348	*	National Oilwell Varco, Inc	664
5,171	*	Newpark Resources, Inc	28
3,462	*	Oceaneering International, Inc	107
2,048	*	Parallel Petroleum Corp	41
6,555	*	Parker Drilling Co	46
10,896		Patterson-UTI Energy, Inc	259
361	v*	PetroCorp	—	^
9,193	*	PetroHawk Energy Corp	95
1,000	*	Petroleum Development Corp	40
2,768	*	Petroquest Energy, Inc	29
2,681	*	Pioneer Drilling Co	34
8,324		Pioneer Natural Resources Co	326
5,222	*	Plains Exploration & Production Co	224
3,511		Pogo Producing Co	144
10,387	*	Pride International, Inc	285
1,241	*	Quest Resource Corp	11
4,023	*	Quicksilver Resources, Inc	128
1,325	*	RAM Energy Resources, Inc	6
8,251		Range Resources Corp	208
3,261	*	Rosetta Resources, Inc	56
6,954		Rowan Cos, Inc	220
975		RPC, Inc	18
1,453	*	SEACOR Holdings, Inc	120
10,637	*	Southwestern Energy Co	318
3,800		St. Mary Land & Exploration Co	139
1,752	*	Stone Energy Corp	71
2,208	*	Sulphco, Inc	14
5,137	*	Superior Energy Services	135
720	*	Superior Well Services, Inc	14
1,701	*	Swift Energy Co	71
2,633	*	Syntroleum Corp	13
4,120	*	Tetra Technologies, Inc	100
3,819		Tidewater, Inc	169
3,798	*	Todco	131
942	*	Toreador Resources Corp	17
2,067	*	Transmeridian Exploration, Inc	8
755	*	Trico Marine Services, Inc	25
500	*	Union Drilling, Inc	6
2,793	*	Unit Corp	128
3,680	*	Vaalco Energy, Inc	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

2,260	*	Veritas DGC, Inc	$149
1,156		W&T Offshore, Inc	34
3,436	*	Warren Resources, Inc	42
619	*	Warrior Energy Service Corp	16
1,989	*	W-H Energy Services, Inc	82
2,386	*	Whiting Petroleum Corp	96
23,477		XTO Energy, Inc	989

		TOTAL OIL AND GAS EXTRACTION	17,639

PAPER AND ALLIED PRODUCTS - 0.53%
6,690		Bemis Co	220
3,865		Bowater, Inc	80
1,676	*	Buckeye Technologies, Inc	14
1,977	*	Caraustar Industries, Inc	16
3,345	*	Cenveo, Inc	63
1,356		Chesapeake Corp	19
2,970		Glatfelter	40
4,634	*	Graphic Packaging Corp	17
1,033		Greif, Inc (Class A)	83
31,779		International Paper Co	1,101
29,237		Kimberly-Clark Corp	1,911
4,293		Longview Fibre Co	87
11,755		MeadWestvaco Corp	312
1,971	*	Mercer International, Inc	19
1,075		Neenah Paper, Inc	37
4,643		Packaging Corp of America	108
3,621	*	Playtex Products, Inc	49
1,984		Rock-Tenn Co (Class A)	39
1,040		Schweitzer-Mauduit International, Inc	20
15,753	*	Smurfit-Stone Container Corp	176
6,153		Sonoco Products Co	207
7,196		Temple-Inland, Inc	289
3,174		Wausau Paper Corp	43

		TOTAL PAPER AND ALLIED PRODUCTS	4,950

PERSONAL SERVICES - 0.15%
9,052		Cintas Corp	370
1,720		Coinmach Service Corp	17
1,567	*	Coinstar, Inc	45
1,405		G & K Services, Inc (Class A)	51
21,186		H&R Block, Inc	461
2,055		Jackson Hewitt Tax Service, Inc	62
2,615		Regis Corp	94
19,056		Service Corp International	178
587		Unifirst Corp	18
2,992		Weight Watchers International, Inc	133

		TOTAL PERSONAL SERVICES	1,429

PETROLEUM AND COAL PRODUCTS - 5.73%
783		Alon USA Energy, Inc	23
20,993		Apache Corp	1,327
4,076		Ashland, Inc	260
141,297		Chevron Corp	9,165
105,211		ConocoPhillips	6,263
683	*	Delek US Holdings, Inc	13
1,450		ElkCorp	39
15,549		EOG Resources, Inc	1,011
386,061		Exxon Mobil Corp	25,905
7,314		Frontier Oil Corp	194
1,038	*	Giant Industries, Inc	84
2,769	*	Headwaters, Inc	65
15,301		Hess Corp	634

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

3,104		Holly Corp	$134
23,064		Marathon Oil Corp	1,774
12,027		Murphy Oil Corp	572
8,238	*	Newfield Exploration Co	317
11,486		Noble Energy, Inc	524
54,732		Occidental Petroleum Corp	2,633
8,555		Sunoco, Inc	532
4,424		Tesoro Corp	257
39,287		Valero Energy Corp	2,022
1,100		WD-40 Co	39
1,509		Western Refining, Inc	35

		TOTAL PETROLEUM AND COAL PRODUCTS	53,822

PRIMARY METAL INDUSTRIES - 0.94%
6,655	*	AK Steel Holding Corp	81
55,294		Alcoa, Inc	1,550
2,148	*	Aleris International, Inc	109
6,427		Allegheny Technologies, Inc	400
2,599		Belden CDT, Inc	99
1,200	*	Brush Engineered Materials, Inc	30
1,656		Carpenter Technology Corp	178
1,483	*	Century Aluminum Co	50
3,000		Chaparral Steel Co	102
3,800	*	CommScope, Inc	125
99,061	*	Corning, Inc	2,418
1,511	*	Encore Wire Corp	53
3,250	*	General Cable Corp	124
1,633		Gibraltar Industries, Inc	36
3,939		Hubbell, Inc (Class B)	189
2,054	*	Lone Star Technologies, Inc	99
1,977		Matthews International Corp (Class A)	73
2,342	*	Maverick Tube Corp	152
2,431		Mueller Industries, Inc	85
1,498	*	NS Group, Inc	97
19,791		Nucor Corp	979
529		Olympic Steel, Inc	13
2,245	*	Oregon Steel Mills, Inc	110
8,740		Precision Castparts Corp	552
2,569		Quanex Corp	78
1,496	*	RTI International Metals, Inc	65
1,362		Schnitzer Steel Industries, Inc (Class A)	43
3,095		Steel Dynamics, Inc	156
697		Steel Technologies, Inc	14
1,141	*	Superior Essex, Inc	39
1,500		Texas Industries, Inc	78
4,271	*	Titanium Metals Corp	108
1,864		Tredegar Corp	31
7,919		United States Steel Corp	457
217	*	Wheeling-Pittsburgh Corp	4
4,742		Worthington Industries, Inc	81

		TOTAL PRIMARY METAL INDUSTRIES	8,858

PRINTING AND PUBLISHING - 0.63%
2,726	*	ACCO Brands Corp	61
3,442		American Greetings Corp (Class A)	80
1,700		Banta Corp	81
5,738		Belo (A.H.) Corp Series A	91
2,400		Bowne & Co, Inc	34
734	*	Consolidated Graphics, Inc	44
594		Courier Corp	22
269		CSS Industries, Inc	8
3,810		Dow Jones & Co, Inc	128

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

4,234	*	Dun & Bradstreet Corp	$318
1,693		Ennis, Inc	37
5,407		EW Scripps Co	259
15,030		Gannett Co, Inc	854
3,853		Harte-Hanks, Inc	102
1,911		John H Harland Co	70
2,800		John Wiley & Sons, Inc (Class A)	101
2,807		Journal Communications, Inc	32
2,824		Journal Register Co	16
2,965		Lee Enterprises, Inc	75
1,522		Martha Stewart Living Omnimedia, Inc (Class A)	27
3,628		McClatchy Co (Class A)	153
22,764		McGraw-Hill Cos, Inc	1,321
1,433		Media General, Inc (Class A)	54
1,890		Meredith Corp	93
8,530		New York Times Co (Class A)	196
945	*	Playboy Enterprises, Inc (Class B)	9
2,200	*	Presstek, Inc	12
9,402	*	Primedia, Inc	14
1,699	*	Private Media Group Ltd	7
3,336		R.H. Donnelley Corp	176
13,928		R.R. Donnelley & Sons Co	459
6,850		Reader’s Digest Association, Inc (Class A)	89
977		Schawk, Inc	18
2,073	*	Scholastic Corp	65
1,179		Standard Register Co	16
4,875		Sun-Times Media Group, Inc	32
12,643		Tribune Co	414
3,018	*	Valassis Communications, Inc	53
356		Washington Post Co (Class B)	262

		TOTAL PRINTING AND PUBLISHING	5,883

RAILROAD TRANSPORTATION - 0.60%
23,204		Burlington Northern Santa Fe Corp	1,704
28,302		CSX Corp	929
2,172		Florida East Coast Industries	124
2,350	*	Genesee & Wyoming, Inc (Class A)	55
4,812	*	Kansas City Southern Industries, Inc	131
26,479		Norfolk Southern Corp	1,166
17,185		Union Pacific Corp	1,512

		TOTAL RAILROAD TRANSPORTATION	5,621

REAL ESTATE - 0.13%
2,872	*	Alderwoods Group, Inc	57
520		California Coastal Communities, Inc	11
11,914	*	CB Richard Ellis Group, Inc	293
378		Consolidated-Tomoka Land Co	24
4,444		Forest City Enterprises, Inc (Class A)	241
915	*	Housevalues, Inc	5
2,306		Jones Lang LaSalle, Inc	197
785		Orleans Homebuilders, Inc	9
4,586		St. Joe Co	252
7,137		Stewart Enterprises, Inc (Class A)	42
2,316	*	Trammell Crow Co	85

		TOTAL REAL ESTATE	1,216

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.16%
464	*	AEP Industries, Inc	19
4,500		Cooper Tire & Rubber Co	45
623	*	Deckers Outdoor Corp	29
10,789	*	Goodyear Tire & Rubber Co	156
3,119	*	Jarden Corp	103

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

17,815		Newell Rubbermaid, Inc	$505
680		PW Eagle, Inc	20
2,068		Schulman (A.), Inc	49
5,333		Sealed Air Corp	289
809	*	Skechers U.S.A., Inc (Class A)	19
2,188		Spartech Corp	59
861		Titan International, Inc	16
714	*	Trex Co, Inc	17
3,650		Tupperware Corp	71
2,075		West Pharmaceutical Services, Inc	81

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	1,478

SECURITY AND COMMODITY BROKERS - 3.03%
4,686		A.G. Edwards, Inc	250
13,853		Ameriprise Financial, Inc	650
7,793		Bear Stearns Cos, Inc	1,092
1,229		BlackRock, Inc	183
1,547		Calamos Asset Management, Inc (Class A)	45
3,408	*	Cbot Holdings, Inc	412
66,778		Charles Schwab Corp	1,195
2,135		Chicago Mercantile Exchange Holdings, Inc	1,021
586		Cohen & Steers, Inc	19
27,304	*	E*Trade Financial Corp	653
7,400		Eaton Vance Corp	214
5,905		Federated Investors, Inc (Class B)	200
10,997		Franklin Resources, Inc	1,163
448		GAMCO Investors, Inc	17
762	*	GFI Group, Inc	42
24,393		Goldman Sachs Group, Inc	4,127
1,134		Greenhill & Co, Inc	76
1,300	*	IntercontinentalExchange, Inc	98
2,414		International Securities Exchange, Inc	113
2,790	*	Investment Technology Group, Inc	125
13,764		Janus Capital Group, Inc	271
7,640		Jefferies Group, Inc	218
6,754	*	Knight Capital Group, Inc	123
3,465	*	LaBranche & Co, Inc	36
8,021		Legg Mason, Inc	809
34,125		Lehman Brothers Holdings, Inc	2,520
1,518	*	MarketAxess Holdings, Inc	16
58,897		Merrill Lynch & Co, Inc	4,607
68,453		Morgan Stanley	4,991
913	*	Morningstar, Inc	34
6,078	*	Nasdaq Stock Market, Inc	184
5,100		Nuveen Investments, Inc	261
10,048	*	NYSE Group, Inc	751
1,419		optionsXpress Holdings, Inc	40
1,356	*	Piper Jaffray Cos	82
6,123		Raymond James Financial, Inc	179
870		Sanders Morris Harris Group, Inc	11
4,185		SEI Investments Co	235
766	*	Stifel Financial Corp	24
1,151		SWS Group, Inc	29
16,920		T Rowe Price Group, Inc	810
19,605		TD Ameritrade Holding Corp	370
436	*	Thomas Weisel Partners Group, Inc	7
98		Value Line, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

5,415		Waddell & Reed Financial, Inc (Class A)	$134

		TOTAL SECURITY AND COMMODITY BROKERS	28,442

SOCIAL SERVICES - 0.01%
1,834	*	Bright Horizons Family Solutions, Inc	77
1,396	*	Capital Senior Living Corp	13
617	*	Providence Service Corp	17
1,211	*	Res-Care, Inc	24

		TOTAL SOCIAL SERVICES	131

SPECIAL TRADE CONTRACTORS - 0.05%
246		Alico, Inc	14
1,686		Chemed Corp	54
2,673		Comfort Systems USA, Inc	30
2,650	*	Dycom Industries, Inc	57
1,800	*	EMCOR Group, Inc	99
1,632	*	Insituform Technologies, Inc (Class A)	40
987	*	Integrated Electrical Services, Inc	16
685	*	Layne Christensen Co	19
7,172	*	Quanta Services, Inc	121

		TOTAL SPECIAL TRADE CONTRACTORS	450

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
2,068		Apogee Enterprises, Inc	31
1,725	*	Cabot Microelectronics Corp	50
1,443		CARBO Ceramics, Inc	52
3,273		Eagle Materials, Inc	110
9,943		Gentex Corp	141
10,207	*	Owens-Illinois, Inc	157
2,151	*	US Concrete, Inc	14
5,000	b,m*	USG Corp	235

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	790

TEXTILE MILL PRODUCTS - 0.01%
874		Oxford Industries, Inc	38
905		Xerium Technologies, Inc	10

		TOTAL TEXTILE MILL PRODUCTS	48

TOBACCO PRODUCTS - 1.26%
133,324		Altria Group, Inc	10,206
5,637		Loews Corp (Carolina Group)	312
10,694		Reynolds American, Inc	663
1,760		Universal Corp	64
10,412		UST, Inc	571
2,291		Vector Group Ltd	37

		TOTAL TOBACCO PRODUCTS	11,853

TRANSPORTATION BY AIR - 0.46%
3,864	*	ABX Air, Inc	22
677	*	Air Methods Corp	16
5,873	*	Airtran Holdings, Inc	58
2,436	*	Alaska Air Group, Inc	93
13,522	*	AMR Corp	313
1,291	*	Atlas Air Worldwide Holdings, Inc	56
1,574	*	Bristow Group, Inc	54
5,581	*	Continental Airlines, Inc (Class B)	158
1,894	*	EGL, Inc	69
2,603	*	ExpressJet Holdings, Inc	17
19,416		FedEx Corp	2,110
2,150	*	Frontier Airlines Holdings, Inc	18
11,166	*	JetBlue Airways Corp	104

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

2,151	*	Mesa Air Group, Inc	$17
882	*	PHI, Inc	27
2,007	*	Republic Airways Holdings, Inc	31
4,035		Skywest, Inc	99
51,474		Southwest Airlines Co	857
6,333	*	UAL Corp	168
3,920	*	US Airways Group, Inc	174

		TOTAL TRANSPORTATION BY AIR	4,461

TRANSPORTATION EQUIPMENT - 2.56%
1,197		A.O. Smith Corp	47
2,061	*	AAR Corp	49
1,493	*	Accuride Corp	16
1,438	*	Aftermarket Technology Corp	26
3,187		American Axle & Manufacturing Holdings, Inc	53
569		American Railcar Industries, Inc	17
1,100		Arctic Cat, Inc	18
4,699		ArvinMeritor, Inc	67
5,446		Autoliv, Inc	300
50,945		Boeing Co	4,017
6,184		Brunswick Corp	193
3,374		Clarcor, Inc	103
940	*	Comtech Group, Inc	14
3,359		Federal Signal Corp	51
3,728	*	Fleetwood Enterprises, Inc	25
114,980		Ford Motor Co	930
809		Freightcar America, Inc	43
709	*	Fuel Systems Solutions, Inc	9
3,656	*	GenCorp, Inc	47
25,722		General Dynamics Corp	1,843
29,964		General Motors Corp	997
516	*	GenTek, Inc	14
11,134		Genuine Parts Co	480
7,831		Goodrich Corp	317
869		Greenbrier Cos, Inc	25
1,580		Group 1 Automotive, Inc	79
17,050		Harley-Davidson, Inc	1,070
2,791		Harsco Corp	217
1,585		Heico Corp	54
11,933		ITT Industries, Inc	612
6,874		JLG Industries, Inc	136
1,100	*	K&F Industries Holdings, Inc	21
1,612		Kaman Corp (Class A)	29
23,311		Lockheed Martin Corp	2,006
598	*	Miller Industries, Inc	11
1,720		Monaco Coach Corp	19
3,775	*	Navistar International Corp	97
661		Noble International Ltd	8
21,856		Northrop Grumman Corp	1,488
3,572	*	Orbital Sciences Corp	67
4,741		Oshkosh Truck Corp	239
16,116		Paccar, Inc	919
9,182	*	Pactiv Corp	261
2,702		Polaris Industries, Inc	111
28,273		Raytheon Co	1,357
420	*	Sequa Corp (Class A)	39
1,631		Superior Industries International, Inc	27
2,719	*	Tenneco, Inc	64
8,223		Textron, Inc	720
2,382		Thor Industries, Inc	98
723	*	TransDigm Group, Inc	18
5,080		Trinity Industries, Inc	163
1,126		Triumph Group, Inc	48

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

2,648	*	TRW Automotive Holdings Corp	$64
64,367		United Technologies Corp	4,078
7,145		Visteon Corp	58
2,193		Wabash National Corp	30
3,132		Westinghouse Air Brake Technologies Corp	85
2,242		Winnebago Industries, Inc	70

		TOTAL TRANSPORTATION EQUIPMENT	24,064

TRANSPORTATION SERVICES - 0.18%
1,330		Ambassadors Group, Inc	38
446		Ambassadors International, Inc	14
11,120		CH Robinson Worldwide, Inc	496
783	*	Dynamex, Inc	16
13,654		Expeditors International Washington, Inc	609
2,972		GATX Corp	123
2,568	*	HUB Group, Inc	58
3,899		Lear Corp	81
2,493		Pacer International, Inc	69
2,021	*	RailAmerica, Inc	22
8,602		Sabre Holdings Corp	201

		TOTAL TRANSPORTATION SERVICES	1,727

TRUCKING AND WAREHOUSING - 0.43%
1,500		Arkansas Best Corp	65
1,483	*	Celadon Group, Inc	25
3,334		Con-way, Inc	149
1,949		Forward Air Corp	64
3,489		Heartland Express, Inc	55
6,777		J.B. Hunt Transport Services, Inc	141
3,656		Landstar System, Inc	156
952	*	Marten Transport Ltd	16
1,717	*	Old Dominion Freight Line	52
421	*	P.A.M. Transportation Services, Inc	11
103	*	Patriot Transportation Holding, Inc	8
566	*	Quality Distribution, Inc	8
900	*	Saia, Inc	29
3,232	*	SIRVA, Inc	9
3,431	*	Swift Transportation Co, Inc	81
400	*	U.S. Xpress Enterprises, Inc (Class A)	9
41,244		United Parcel Service, Inc (Class B)	2,967
200	*	Universal Truckload Services, Inc	5
341	*	USA Truck, Inc	6
3,416		Werner Enterprises, Inc	64
3,617	*	YRC Worldwide, Inc	134

		TOTAL TRUCKING AND WAREHOUSING	4,054

WATER TRANSPORTATION - 0.06%
2,950		Alexander & Baldwin, Inc	131
1,989	*	American Commercial Lines, Inc	118
1,244	*	Gulfmark Offshore, Inc	40
897		Horizon Lines, Inc	15
1,586	*	Hornbeck Offshore Services, Inc	53
3,407	*	Kirby Corp	107
583		Maritrans, Inc	21
1,898		Overseas Shipholding Group, Inc	117

		TOTAL WATER TRANSPORTATION	602

WHOLESALE TRADE-DURABLE GOODS - 0.36%
5,979		Adesa, Inc	138
2,158		Agilysys, Inc	30
3,106		Applied Industrial Technologies, Inc	76
7,511	*	Arrow Electronics, Inc	206

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

2,427		Barnes Group, Inc	$43
2,807	*	Beacon Roofing Supply, Inc	57
691		BlueLinx Holdings, Inc	7
3,472		BorgWarner, Inc	198
1,739		Building Material Holding Corp	45
702		Castle (A.M.) & Co	19
1,444	*	Conceptus, Inc	26
7,074	*	Cytyc Corp	173
1,490	*	Digi International, Inc	20
1,195	*	Drew Industries, Inc	30
2,198	*	Genesis Microchip, Inc	26
7,307		IKON Office Solutions, Inc	98
8,393	*	Ingram Micro, Inc (Class A)	161
3,362	*	Insight Enterprises, Inc	69
1,758	*	Interline Brands, Inc	43
1,077	*	Keystone Automotive Industries, Inc	41
3,799		Knight Transportation, Inc	64
300		Lawson Products, Inc	13
2,896	*	LKQ Corp	64
2,945		Martin Marietta Materials, Inc	249
1,163	*	Merge Technologies, Inc	8
300	*	MWI Veterinary Supply, Inc	10
2,729		Owens & Minor, Inc	90
8,816	*	Patterson Cos, Inc	297
4,013		PEP Boys-Manny Moe & Jack	52
3,306		Pool Corp	127
4,604	*	PSS World Medical, Inc	92
4,138		Reliance Steel & Aluminum Co	133
1,661		Ryerson Tull, Inc	36
3,673	*	Tech Data Corp	134
2,317	*	Tyler Technologies, Inc	30
4,791		W.W. Grainger, Inc	321
3,102	*	WESCO International, Inc	180
744	*	West Marine, Inc	10

		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,416

WHOLESALE TRADE-NONDURABLE GOODS - 0.80%
4,181		Airgas, Inc	151
2,860	*	Akorn, Inc	10
5,454		Alliance One International, Inc	22
2,982	*	Allscripts Healthcare Solutions, Inc	67
3,973		Brown-Forman Corp (Class B)	305
26,528		Cardinal Health, Inc	1,744
1,813	*	Central European Distribution Corp	43
638	*	Core-Mark Holding Co, Inc	20
8,770	*	Dean Foods Co	369
8,570	*	Endo Pharmaceuticals Holdings, Inc	279
284	*	Green Mountain Coffee Roasters, Inc	10
1,991	*	Hain Celestial Group, Inc	51
5,563	*	Henry Schein, Inc	279
500		Kenneth Cole Productions, Inc (Class A)	12
1,430		K-Swiss, Inc (Class A)	43
231	*	Maui Land & Pineapple Co, Inc	7
3,103		Men’s Wearhouse, Inc	115
1,570		Myers Industries, Inc	27
785		Nash Finch Co	18
12,312		Nike, Inc (Class B)	1,079
3,652		Nu Skin Enterprises, Inc (Class A)	64
1,009	*	Nuco2, Inc	27
652	*	Perry Ellis International, Inc	20
28,397		Safeway, Inc	862

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,539	*	School Specialty, Inc	$54
900	*	Smart & Final, Inc	15
2,212	*	Source Interlink Cos, Inc	21
1,382		Spartan Stores, Inc	23
2,696		Stride Rite Corp	38
39,482		Sysco Corp	1,321
6,305	*	Terra Industries, Inc	49
896		The Andersons, Inc	31
2,309	*	Tractor Supply Co	111
2,582	*	United Natural Foods, Inc	80
1,930		United Stationers, Inc	90
423		Valhi, Inc	10
849	*	Volcom, Inc	19

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,486

		TOTAL COMMON STOCKS
		(Cost $667,491)	938,523

WARRANTS - 0.00%**
COMMUNICATIONS - 0.00%**
3	v*	RCN Corp	—	^

		TOTAL COMMUNICATIONS	—	^

		TOTAL WARRANTS
		(Cost $0)	—	^

		TOTAL PORTFOLIO - 99.91%
		(Cost $667,491)	938,523
		OTHER ASSETS & LIABILITIES, NET - 0.09%	813

		NET ASSETS - 100.00%	$939,336

*	Non-income producing

**	Percentage represents less than 0.01%

^	Amount represents less than $1,000

b	In bankruptcy

m	Indicates a security that has been deemed illiquid.

v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Item 2. Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) Changes in internal controls. There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: November 29, 2006	By:	/s/ Scott C. Evans
Scott C. Evans
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 29, 2006	By:	/s/ Scott C. Evans
Scott C. Evans
Executive Vice President
(principal executive officer)

Date: November 29, 2006	By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and Chief Financial Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)